As filed with the Securities and Exchange Commission on April 20, 2015

Registration No. 333-194100; 811-08183

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO.	(2)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO.	(42)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
50 Main Street
White Plains, New York 10606
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(800) 537-2033

Louis J. Mannello, Jr.
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
50 Main Street
White Plains, New York 10606
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

___    Immediately upon filing pursuant to paragraph (b) of Rule 485

_X_On May 1, 2015, pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On May 1, 2015, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York

This Prospectus describes the Schwab Advisor Choice Variable AnnuityTM (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a grantor trust that exists for one individual grantor or two individual grantors who are each other’s spouse.
When you contribute money to the Schwab Advisor Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
Investment Segment Portfolios:
Alger Capital Appreciation Portfolio - Class I-2 Shares
Alger Large Cap Growth Portfolio – Class I-2 Shares
Alger Mid Cap Growth Portfolio – Class I-2 Shares
AB VPS Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth Portfolio)
AB VPS Growth & Income Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio)
AB VPS International Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS International Growth Portfolio)
AB VPS Real Estate Investment Portfolio – Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio)
AB VPS Small/Mid Cap Value Portfolio – Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Century VP Balanced Fund – Class I Shares
American Century VP Income & Growth Fund – Class I Shares
American Century VP International Fund – Class I Shares
American Century VP Mid Cap Value Fund – Class II Shares
American Century VP Value Fund – Class I Shares
American Funds IS® Global Growth Fund – Class 1 Shares
BlackRock Global Allocation V.I. Fund – Class I Shares
ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares
Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares
Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares
Delaware VIP Emerging Markets Series – Standard Class Shares
Delaware VIP Smid Cap Growth Series – Standard Class Shares
Delaware VIP Small Cap Value Series – Standard Class Shares
Deutsche Capital Growth VIP – Class A Shares (formerly DWS Capital Growth VIP)
The date of this Prospectus is May 1, 2015.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Deutsche Core Equity VIP – Class A Shares (formerly DWS Core Equity VIP)
Deutsche Global Small Cap VIP – Class A Shares (formerly DWS Global Small Cap Growth VIP)
Deutsche Small Mid Cap Growth VIP – Class A Shares (formerly DWS Small Mid Cap Growth VIP)
Deutsche Small Mid Cap Value VIP – Class A Shares (formerly DWS Small Mid Cap Value VIP)
Deutsche Large Cap Value VIP – Class A Shares (formerly DWS Large Cap Value VIP)
Deutsche Small Cap Index VIP – Class A Shares (formerly DWS Small Cap Index VIP)
DFA VA U.S. Targeted Value Portfolio
Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
Federated Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund – Class 2 Shares
Great-West Ariel Mid Cap Value Fund - Initial Class Shares
Invesco V.I. Comstock Fund – Series I Shares
Invesco V.I. Growth and Income Fund – Series I Shares
Invesco V.I. High Yield Fund – Series I Shares
Invesco V.I. International Growth Fund – Series I Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Invesco V.I. Small Cap Equity Fund – Series I Shares
Invesco V.I. Technology Fund – Series I Shares
Ivy Funds VIP International Core Equity Portfolio
Janus Aspen Balanced Portfolio – Institutional Shares
Janus Aspen Flexible Bond Portfolio – Institutional Shares
Janus Aspen Global Research Portfolio – Institutional Shares
Janus Aspen Global Technology Portfolio – Institutional Shares
JPMorgan Insurance Trust Intrepid MidCap Portfolio - Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares
Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares
LVIP Baron Growth Opportunities Fund – Service Class Shares
MFS International Value Portfolio – Service Class Shares
MFS Utilities Series – Service Class Shares
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares
Neuberger Berman AMT Socially Responsive Portfolio - Class S Shares
NVIT Mid Cap Index Fund – Class II Shares
Oppenheimer Global Fund/VA – Non Service Shares
Oppenheimer International Growth Fund/VA – Non Service Shares
Oppenheimer Main Street Small Cap Fund®/VA – Non Service Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares
PIMCO VIT High Yield Portfolio – Administrative Class Shares
PIMCO VIT Low Duration Portfolio – Administrative Class Shares
PIMCO VIT Real Return Portfolio – Administrative Class Shares
PIMCO VIT Total Return Portfolio – Administrative Class Shares
Pioneer Fund VCT Portfolio – Class I Shares
Pioneer Mid Cap Value VCT Portfolio – Class II Shares
Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares
The Prudential Series Fund Equity Portfolio – Class II Shares
The Prudential Series Fund Natural Resources Portfolio – Class II Shares
Putnam VT American Government Income Fund – Class IB Shares
Putnam VT Equity Income Fund – Class IB Shares
Putnam VT Global Health Care Fund – Class IB Shares
Putnam VT Income Fund - Class IA Shares
Putnam VT International Value Fund - Class IA Shares
Putnam VT Investors Fund – Class IA Shares

Royce Capital Fund - Small-Cap Portfolio – Service Class Shares
Schwab Money Market Portfolio
Schwab S&P 500 Index Portfolio
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Small Company Fund
T. Rowe Price Health Sciences Portfolio*
Templeton Foreign VIP Fund – Class 2 Shares
Templeton Global Bond VIP Fund – Class 2 Shares
Touchstone VST Mid Cap Growth Fund
Van Eck VIP Global Hard Assets Fund – Class S Shares
Van Eck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Small Company Growth Portfolio
Wells Fargo Advantage VT Discovery Fund – Class 2 Shares
Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares
Income Segment Covered Fund(s) (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West SecureFoundation® Balanced Fund – Class G Shares
*Effective June 1, 2015, the Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab Advisor Choice Variable Annuity, including a description of the material rights and obligations under the Contract. Your Contract, riders and any amendments and endorsements are the formal contractual agreement between you and us. It is important that you read the Contract, riders, amendments and endorsements, which reflect the agreement between you and Great-West. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2015 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at http://www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Table of Contents

Definitions
1035 Exchange — A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period — The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit — An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee — Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) — The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account — An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Schwab Advisor Choice Variable Annuity Structure
Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value — The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date — The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period — The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit — An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age — During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan—If made available by Great-West, a feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary — The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base — For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. Each Covered Fund will have its own Benefit Base.
Business Day — Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code — The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.
Contingent Beneficiary — The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions — Amounts of money you invest or deposit into your Annuity Account.
Covered Fund — Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Class G Shares

•	Any other Portfolio we approve for the GLWB
Covered Fund Value — The aggregate market value of each Covered Fund.
Covered Person(s) — For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary beneficiary under the Contract.

Death Benefit — The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Decree — A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions — Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date — The date on which the first Contribution is credited to your Annuity Account.
Excess Withdrawal — An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base.
Guarantee Benefit Fee — The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) — For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) — The percentage of the Benefit Base that determines the amount of the GAW.
Guaranteed Annual Withdrawal (GAW) Phase — The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) — A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that it total over a 12-month period equal the GAW.
GLWB Accumulation Phase — The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider — The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment.
GLWB Rider Contributions — Owner directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date — The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.
GLWB Settlement Phase — The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor — The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust — A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the grantor. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment — Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value — The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or d ecrease accordingly.
Investment Segment — Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value — The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date — The date of the first Installment under the GLWB, which must be a Business Day.
Installments — Periodic payments of the GAW.
Joint Withdrawal Adjustment — The GAW% adjusted by -0.50%, if there are two Covered Persons.
Non-Qualified Annuity Contract — An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Owner (Joint Owner) or You — The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. In the event that the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s).
Qualified Annuity Contract — An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Payout Election Date — The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio — A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax — A tax that a state or other governmental authority may assess at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0%, given the total mix of Great-West’s business in New York.
Ratchet — For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date — During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year.
Request — Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request shall be deemed to include electronic mail transmissions only if such transmissions include PDF or other facsimile transmissions clearly reproducing manual signaturs.
Reset — An election made by the Covered Person during the GAW Phase in which the current GAW% and Benefit Base may be changed to the Covered Person’s Attained Age GAW% and Covered Fund Value on the Ratchet Date.
Series Account — Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse — A person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account — A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Surrender Value — Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date — The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer — Moving amounts from and among the Sub-Account(s).

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See "Transfers."
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None

Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.49%
Option 2: Guaranteed Minimum Death Benefit	0.69%
Maximum Total Series Account Annual Expenses (with the most expensive death benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.69%
Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly, as a percentage of the current Covered Fund Value)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current)	0.95%
Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit and GLWB Rider selected) as a percentage of average Annuity Account Value.	2.19%
Current Total Series Account Annual Expenses (with the most expensive Death Benefit and GLWB Rider selected) as a percentage of average Annuity Account Value.	1.64%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses) [1]	0.22%	1.45%[2]
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
1 One Covered Fund (the Great-West SecureFoundation Balanced Fund – Class G) is a “funds of funds” that invests substantially all of its assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, the Great-West SecureFoundation Balanced Fund – Class G also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West SecureFoundation Balanced Fund – Class G as a result of its investment in shares of one or more Underlying Portfolios.
2 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$283.00	$911.02	$1,629.69	$3,894.31

Income Segment Example – Current Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$228.00	$737.85	$1,326.79	$3,210.68

Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$214.00	$693.48	$1,248.65	$3,031.34

These Examples do not show the effect of premium taxes. Premium taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See Charges and Deductions on page 30 in this Prospectus.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Guarantee Benefit Fee, if applicable, which is deducted from the Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary
The Schwab Advisor Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Fund(s) in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.

How to contact the Retirement Resource Operations Center
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
You may purchase the Schwab Advisor Choice Variable Annuity through a 1035 Exchange of another insurance contract.
Sales and Surrender Charges.
There are no sales, redemption, surrender, or withdrawal charges under the Schwab Advisor Choice Variable Annuity.
Right of Cancellation Period
After you receive your Contract, you may examine it for 10 days during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right of cancellation period will be extended to 60 days.

Payout Options
The Schwab Advisor Choice Variable Annuity offers three payout options - (1) periodic withdrawals, (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.49%. If you choose Death Benefit Option 2, this charge will be 0.69%.
This summary highlights some of the more significant aspects of the Schwab Advisor Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 50 Main Street, White Plains, New York 10606.

We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed to Great-West Life & Annuity Insurance Company of New York.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund(s) do not make payments under the GLWB Rider.

The Series Account
The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
The Series Account was established in accordance with New York laws on January 15, 1997.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolio prospectuses without charge by Request . If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,

•	has its own distinct investment objectives and policies, and

•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Fund available under the Income Segment:
The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.
Alger Capital Appreciation Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.
AB VPS Growth Portfolio–Class A Shares (formerly AllianceBernstein VPS Growth Portfolio) seeks to provide long-term growth of capital.
AB VPS Growth & Income Portfolio–Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio) seeks to provide long-term growth of capital.
AB VPS International Growth Portfolio–Class A Shares (formerly AllianceBernstein VPS International Growth Portfolio) seeks long-term growth of capital.
AB VPS Real Estate Investment Portfolio–Class A Shares (formerly Alliance Bernstein VPS Real Estate Investment Portfolio) seeks total return from long-term growth of capital and income.
AB VPS Small/Mid Cap Value Portfolio–Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio) seeks long-term growth of capital.
American Century Variable Portfolios, Inc.—advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.
American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks.
American Century VP International Fund–Class I Shares seeks capital growth.
American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.
American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective.
American Funds Insurance Series — advised by Capital Research and Management Company, Los Angeles, California.
American Funds IS ® Global Growth Fund – Class 1 Shares seeks to provide long-term growth of capital.
BlackRock Variable Series Funds, Inc.—advised by BlackRock Advisors, LLC of Wilmington, Delaware.
BlackRock Global Allocation V.I. Fund–Class I Shares seeks high total investment return.
ClearBridge Investments —advised by Legg Mason Partners Fund Advisor, LLC, of New York, New York.
ClearBridge Variable Small Cap Growth Portfolio–Class I Shares seeks long-term growth of capital.
Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.
Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.
Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.
Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.
Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.
Delaware VIP Emerging Market Series–Standard Class Shares seeks long-term capital appreciation.
Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.
Delaware VIP Smid Cap Growth Series–Standard Class Shares seeks long-term capital appreciation.
Deutsche Variable Series I —advised by Deutsche Investment Management Americas, Inc. of New York, New York.
Deutsche Capital Growth VIP–Class A Shares (formerly DWS Capital Growth VIP) seeks to provide long-term growth of capital.
Deutsche Core Equity VIP –Class A Shares (formerly DWS Core Equity VIP) seeks growth of capital and income.
Deutsche Global Small Cap VIP–Class A Shares (formerly DWS Global Small Cap Growth VIP) seeks above-average capital appreciation over the long term.
Deutsche Variable Series II —advised by Deutsche Investment Management Americas, Inc. of New York, New York.
Deutsche Small Mid Cap Growth VIP–Class A Shares (formerly DWS Small Mid Cap Growth VIP) seeks long-term capital appreciation.
Deutsche Small Mid Cap Value VIP–Class A Shares (formerly DWS Small Mid Cap Value VIP) seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.
Deutsche Large Cap Value VIP–Class A Shares (formerly Large Cap Value VIP) seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc.

Deutsche Investments VIT Funds —advised by Deutsche Investment Management, Inc. of New York, New York.
Deutsche Small Cap Index VIP–Class A Shares (formerly DWS Small Cap Index VIP) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 ® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.
DFA Investment Dimensions Group Inc.-advised by Dimensional Fund Advisors LP of Austin, Texas.
DFA VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.
Dreyfus Investment Portfolios-advised by The Dreyfus Corporation of New York, New York.
Dreyfus Investment Portfolios MidCap Stock Portfolio–initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.
Dreyfus Variable Investment Fund —advised by The Dreyfus Corporation of New York, New York.
Dreyfus Variable Investment Fund Appreciation Portfolio–Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub-advised by Fayez Sarofim & Co.
Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Federated Insurance Series—advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.
Federated Fund for U.S. Government Securities II seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Ridgefield Park, New Jersey.
Templeton Foreign VIP Fund–Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Templeton Global Bond VIP Fund–Class 2 Shares seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Advised by Franklin Advisers, Inc., San Mateo, California.
Great-West Funds, Inc.— advised by Great-West Capital Management, LLC of Greenwood Village, Colorado.
Great-West Ariel Mid Cap Value Fund–Initial Class Shares seeks long-term capital appreciation.
Invesco Variable Insurance Funds— advised by Invesco Advisers, Inc., Atlanta, Georgia.
Invesco V.I. Comstock Fund–Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Growth and Income Fund–Series I Shares seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund–Series I Shares seeks total return comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.
Invesco V.I. Technology Fund–Series I Shares seeks long-term growth of capital.
Ivy Funds —advised by Ivy Investment Management Company of Shawnee Mission, Kansas.
Ivy Funds VIP International Core Equity Portfolio seeks to provide capital growth and appreciation.
Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.
Janus Aspen Balanced Portfolio–Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital.
Janus Aspen Global Research Portfolio–Institutional Shares seeks long-term growth of capital.
Janus Aspen Global Technology Portfolio–Institutional Shares seeks long-term growth of capital.
JPMorgan Insurance Trust —advised by advised by J.P. Morgan Investment Management Inc. of New York, New York.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio–Class 1 Shares seeks capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
JPMorgan Insurance Trust Small Cap Core Portfolio–Class 1 Shares seeks capital growth over the long term.
Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.
Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation.
Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.
LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.
MFS® Utilities Series–Service Class Shares seeks total return.

MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.
MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.
Nationwide Variable Insurance Trust —advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.
NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.
Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management LLC of New York, New York.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares seeks growth of capital.
Neuberger Berman AMT Socially Responsive Portfolio–Class S Shares seeks long-term growth of capital by investing primarily in securities of companies that meet the portfolio's financial criteria and social policy.
Oppenheimer Variable Account Funds—advised by OFI Global Asset Management, Inc. of New York, New York, and sub-advised by OppenheimerFunds, Inc. of New York, New York.
Oppenheimer Global Fund/VA–Non-Service Shares seeks capital appreciation.
Oppenheimer International Growth Fund/VA–Non-Service Shares seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund®/VA–Non-Service Shares seeks capital appreciation.
PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company, LLC of Newport Beach, California.
PIMCO VIT CommodityRealReturn® Strategy Portfolio–Administrative Class Shares seeks maximum real return, consistent with prudent investment management.
PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio–Administrative Class Shares seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.
Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Select Mid Cap Growth VCT Portfolio–Class I Shares seeks growth of capital.
The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.
The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital. Sub-advised by Jennison Associates, LLC of New York, NY.
The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital.
Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.
Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.
Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.
Putnam VT Income Fund - Class IA Shares seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam VT International Value Fund–Class IA Shares seeks capital growth. Current income is a secondary objective.
Putnam VT Investors Fund–Class IA Shares seeks long-term growth of capital and any increased income that results from this growth.
Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.
Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital.
Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.
Schwab Money Market Portfolio seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.
Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.
Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk
Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.
Sentinel Variable Products Small Company Fund seeks growth of capital.
T. Rowe Price Variable Insurance Portfolio—advised by T. Rowe Price Associates, Inc. of Baltimore, Maryland.
T. Rowe Price Health Sciences Portfolio seeks long-term capital appreciation.
Effective June 1, 2015, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.
Touchstone VST Mid Cap Growth Fund seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.
Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.
Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Unconstrained Emerging Markets Bond Fund–Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Vanguard Variable Insurance Funds
Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. Advised by PRIMECAP Management Company of Pasadena, California.
Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. Advised by Barrow, Hanley, Mewhinney & Strauss, LLC of Dallas, Texas.

Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. Advised by the Vanguard Group, Inc. of Valley Forge, Pennsylvania.
Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. Advised by the Vanguard Group, Inc. of Valley Forge, Pennsylvania.
Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. Advised by Granahan Investment Management, Inc. of Waltham, Massachussetts and the Vanguard Group, Inc. of Valley Forge, Pennsylvania.
Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.
Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.
Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.

The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.”
Great-West Funds, Inc.– advised by Great-West Capital Management, LLC of Greenwood Village, Colorado.
Great-West SecureFoundation® Balanced Fund–Class G Shares seeks long-term capital appreciation and income.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the portfolio , which can be obtained from the Retirement Resource Operations Center. You may also visit schwaballiance.retirementpartner.com.
The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.
Great-West reserves the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.
If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.
Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.
If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab Advisor Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab Advisor Choice Variable Annuity has a cash value of at least $5,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the ten day right of cancellation period, you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 60 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start.

Initial Contributions will be allocated to the Sub-Accounts you select in your application. During the right to cancel period, the Owner may change the Sub-Account allocations as well as the allocation percentages. If you exercise your right to cancel, we will refund your Annuity Account Value plus any charges and fees as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request of cancellation.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge and

•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.

Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at schwaballiance.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus , in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of contract owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging stra tegy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
• You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your asset allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired asset allocation. (The Income Segment Account Value is not eligible for the Rebalancer.) Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter.

Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:

•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•
You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center or via the Internet at schwaballiance.retirementpartner.com; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000

Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment significantly could reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:

•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;

•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;

•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal requests submitted in writing must include your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:

(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 ½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see Federal Tax Matters below.

Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;

•	providing written confirmation of the transaction; and/or

•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.49% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•
the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.69% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see Distribution of Death Benefit below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of the GLWB Rider below.

Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.

Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

•	such distributions begin not later than one year after the Owner’s date of death.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

Distribution of Death Benefit
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1)
If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Money Market Sub-Account;

(2)
If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Annuitant at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

The Benefit Base has no value and will not affect the Death Benefit.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or

•	charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or

. •	Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible broker/dealers that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, t his is a daily charge equal to an effective annual rate of 0.49%. We guarantee that this charge will never increase beyond 0.49%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.69%. We guarantee that this charge will never increase beyond 0.69%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. These fees and expenses are described in the prospectuses for the respective Portfolios. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-

Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. I n the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions from amounts withdrawn or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Periodic Withdrawals
You may request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•	A minimum withdrawal amount of at least $100;

•	The calendar day of the month on which withdrawals will begin;

•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year; and

•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts

Á	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or

Á
Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights.

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.

•	The Investment Segment Account Value is zero.

•	You request that withdrawals stop.

•	You purchase an annuity payout option.

•	The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 ½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see Cash Withdrawals on page 25.

Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:

•	no changes can be made in the payout option;

•	no additional Contributions to the Investment Segment will be accepted under the Contract; and

•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see Federal Tax Matters below for details.

Guaranteed Lifetime Withdrawal Benefit
When you purchase the Contract, you have the option of allocating Contributions under the GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund(s) Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund(s) Value, subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee is 1.00% of the Covered Fund(s) Value held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund(s) Value. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need the happening of any event before we may change the Guarantee Benefit Fee.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Fund(s)
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Fund(s) actually performs or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Fund(s) may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Fund(s)’ experience. It is impossible to know how various investments will fare on a comparative basis.
We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as Dollar Cost Averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund

Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or GAWs. Your G uarantee Benefit Fee will be calculated based on your the Covered Fund Value as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund(s) Value. It is not a cash value. Rather, your Benefit Base is used to calculate Installment Payments during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund(s) Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year, your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.
Each Covered Fund will have its own Benefit Base. A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.

•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s).

•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•
On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

A few things to keep in mind regarding the Benefit Base:

•
The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•	It is important that you do not confuse your Benefit Base with the Covered Fund(s) Value.

•
During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund(s) Value.
We reserve the right to reject additional GLWB Rider Contributions at any time and for any reason. Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•	your current Benefit Base; or

•	your current Covered Fund(s) Value.

It is important to be aware that even though your Covered Fund(s) Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund(s) Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any value over $5 million will be considered excess Covered Fund(s) Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund(s) Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund(s) Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund(s) Value will be categorized as Excess Withdrawals.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund(s) Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund(s) Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund(s) Value immediately after the Excess Withdrawal to the Covered Fund(s) Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution or Transfer during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund(s) Value. A Distribution occurs when money is paid to you. A Transfer is the movement of money from one Covered Fund to any other Sub-Account, including another Covered Fund. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s).
Neither the Guarantee Benefit Fee, the Mortality and Expense charge, nor any Consultant fees or charges assessed to the Covered Fund(s) Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, shall be treated as an Excess Withdrawal, subject to the limitation described in this section. You may make a withdrawal of up to 1.5% of the Covered Fund(s) Value to pay for asset management or advisory service fees associated with the Income Segment without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% of the Covered Fund(s) Value, and the entire amount of the fees are withdrawn from the Covered Fund(s) Value, the amount withdrawn above the 1.5% limit will be considered an Excess Withdrawal and will reduce the Benefit Base as described above.

Treatment of a Distribution During the GLWB Accumulation Phase.
At the time of any partial or periodic Distribution, if the Covered Person is 59 ½ years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund(s) Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 ½ years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
In the case of a Non-Qualified Annuity Contract, if an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund(s) Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Money Market Sub-Account, or any other fund as approved by Great-West and distributed to the non-Spouse Beneficiary.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund(s) Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 ½.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 ½ years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to establish the GAW%, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 ½ years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund(s) Value after the Excess Withdrawal to the previous Covered Fund(s) Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 ½, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund(s) Value and Benefit Base.  See GLWB Accumulation Phase for more information. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See Optional Reset of the GAW% During the GAW Phase below.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund(s) Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of Installment Amount.
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
The GAW% for a single Covered Person is based on the following schedule:

Guaranteed Withdrawal Percentage for a Single Covered Person:

Age	GAW%
59.5 – 64	4.00%
65 – 69	5.00%
70 – 79	6.00%
80+	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following schedule:

Guaranteed Annual Withdrawal Percentage for Joint Covered Persons:

Age of the Younger Covered Person	GAW%
59.5 – 64	3.50%
65 – 69	4.50%
70 – 79	5.50%
80+	6.50%

 To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the tables above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
Numerical Examples of the Guaranteed Annual Withdrawal.

Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50% (for 63 year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund(s) Value on a dollar-for-dollar basis.
Installment Frequency Options.
Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. (See Effect of Excess Withdrawals During the GAW Phase described below).
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.

Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
 On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a) the current Benefit Base; or
(b) the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base.
Optional Reset of the GAW% During the GAW Phase
Annually, you may Request a Reset of the GAW% within thirty (30) calendar days prior to the Ratchet Date. If requested, the Company shall multiply the Covered Fund Value as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. If so, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If it does not, the Reset will not take effect but a Ratchet may still occur. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.

Example:	If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than
    (Current GAW%) x (Current Benefit Base)

Then	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and
(Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial:

Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So    New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect.

Numerical Example When Reset is NOT Beneficial:

Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So    Because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
In addition, the amount of your next Installment payment will be equal to the new GAW amount divided by the number of payments per year under your elected Installment Frequency Option (assuming no Ratchet, Reset or Excess Withdrawal occurs before the next Installment payment).
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund(s) Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund(s) Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund(s) Value (after the Excess Withdrawal) to the previous Covered Fund(s) Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example:

Covered Fund Value before GAW =	$55,500

Benefit Base =	$100,000

GAW % =	5.5%

GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal: $10,500

Excess Withdrawal =	$10,500 – $5,500 = $5,000

Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000

Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90

Adjusted Benefit Base =	$100,000 x 0.90 = $90,000

Adjusted GAW Amount =	$90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund(s) Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund(s) Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund

Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.
Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will terminate upon the earliest of:

(a)	the date of death of the Owner if there is no surviving Covered Person;

(b)	the date there is no longer a Covered Person under the GLWB Rider;

(c)	the date the Contract is terminated;

(d)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;

(e)	the Annuity Commencement Date, if no Installments have been taken; or

(f)	when the Guarantee Benefit Fee is not received by Great-West, when due.
If the GLWB is cancelled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund(s) Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.
You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
The following discussion is a general description of the federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 ½.

•	Made as a result of death or disability of the Owner.

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•
If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department

Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.     The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and
2.     Annuity payments that satisfy the partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.
Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Investment Income Surtax
In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
On August 29, 2013, the U.S. Department of the Treasury and the Internal Revenue Service, following the U.S. Supreme Court’s decision in United States v. Windsor, jointly announced the issuance of Revenue Ruling 2013-17, providing guidance on the federal taxation of same-sex couples. Windsor invalidated the limitation of marriage to opposite-sex couples in the federal Defense of Marriage Act (“DOMA”). Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage.
DOMA still affects the federal tax status of same-sex civil unions and domestic partnerships. For Federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as “Spouses” under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code or Roth Individual Retirement Annuities under section 408A of the Code:

•	Only the Owner may be the Annuitant of the Contract;

•	Only one Owner may be established under the Contract;

•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

•	The entire interest of the Owner is non-forfeitable;

•
The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

•
Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in § 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner shall have the sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code. It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 ½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount i s attributable to the Covered Fund(s).
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 ½. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a)	a single sum payment;

(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;

(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)
If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)
If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 ½.

3)
If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold to clients of registered investment advisors in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page 31 of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.14% of average daily Series Account assets. In addition, the Company pays Schwab amounts it receives from Portfolios for providing administrative and distribution related services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.
You should ask your Consultant or other Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions which are received by us as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•	To cease accepting Contributions at any time for any reason.

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•	To change the time or time of day that a valuation date is deemed to have ended.

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

• To limit the number of Contracts that you may purchase.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Independent Registered Public Accounting Firm and Independent Auditors
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Cyber Security Risks

Our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
rroc@greatwest.com

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;

•	Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series

Account;

•	calculation of annuity payouts;

•	services;

•	withholding; and

•	financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.49)	2014
SCHWAB MONEY MARKET
Value at beginning of period	10.00
Value at end of period	9.97
Number of accumulation units outstanding at end of period	16,827
Investment Division (0.69)	2014
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	5,084
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	10.00
Value at end of period	10.60
Number of accumulation units outstanding at end of period	2,496
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.00
Value at end of period	10.12
Number of accumulation units outstanding at end of period	12,853
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.74
Number of accumulation units outstanding at end of period	5,306
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00
Value at end of period	10.05
Number of accumulation units outstanding at end of period	450
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	10.00
Value at end of period	8.91
Number of accumulation units outstanding at end of period	2,538
OPPENHEIMER GLOBAL
Value at beginning of period	10.00
Value at end of period	9.88
Number of accumulation units outstanding at end of period	5,100
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	5,172
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	10.00
Value at end of period	11.81
Number of accumulation units outstanding at end of period	3,364
SCHWAB S&P 500 INDEX
Value at beginning of period	10.00
Value at end of period	10.79

Number of accumulation units outstanding at end of period	7,158
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.00
Value at end of period	9.91
Number of accumulation units outstanding at end of period	17,137
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.00
Value at end of period	9.86
Number of accumulation units outstanding at end of period	5,198
VANGUARD VIF MID-CAP INDEX
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	2,551
VANGUARD VIF SMALL COMPANY GROWTH
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	2,589

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, minus or plus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the results of:
1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; minus or plus
2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.49% if you have selected Death Benefit Option 1 or 0.69% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ADVISOR CHOICE VARIABLE ANNUITYTM

Individual Flexible Premium Deferred
Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company of New York
50 Main Street
White Plains, New York 10606
Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May , 2015, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-1-877-723-8723.

The date of this Statement of Additional Information is
May , 2015.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company of New York (the "Company" or "Great-West") (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Company converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Retirement Resource Operations Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.    Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.

B.    Independent Registered Public Accounting Firm and Independent Auditors

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s independent auditor and serves as the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C.    Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of Great-West. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five.

D.    Administrative Services

Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance Company of New York
(a wholly-owned subsidiary of
Great-West Life & Annuity Insurance Company)
Balance Sheets as of December 31, 2014 and 2013
and Related Statements of Income, Comprehensive Income, Stockholder’s Equity and Cash Flows for Each of the Three Years in the Period Ended December 31, 2014 and Independent Auditors’ Report

Deloitte & Touche LLP Suite 3600 555 Seventeenth Street Denver, CO 80202-3942 USA Tel: +1 303 292 5400 Fax: +1 303 312-4000 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company of New York White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the "Company") (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Member of
Deloitte Touche Tohmatsu Limited

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

March 31, 2015

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013

Assets
Investments:

Fixed maturities, available-for-sale, at fair value (amortized cost of $802,727 and $673,162)	$833,705	$679,104
Fixed maturities, held for trading, at fair value (amortized cost of $10,826 and $67,216)	11,156	65,571
Mortgage loans on real estate (net of allowances of $100 and $100)	97,624	95,152
Policy loans	24,149	23,127
Short-term investments, available-for-sale (amortized cost of $23,807 and $26,778)	23,807	26,778
Equity investments	148	251
Total investments	990,589	889,983
Other assets:
Cash	625	1,078
Reinsurance receivable	4,519	5,495
Deferred acquisition costs (“DAC”)	15,481	12,761
Investment income due and accrued	8,411	7,647
Deferred income tax assets, net	3,304	11,196
Collateral under securities lending agreements	13,741	11,177
Due from parent and affiliates	4,452	1,218
Other assets	4,556	3,996
Assets of discontinued operations	240	408
Separate account assets	599,324	542,384
Total assets	$1,645,242	$1,487,343

See notes to financial statements.          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Balance Sheets
December 31, 2014 and 2013
(In Thousands, Except Share Amounts)

	December 31,
	2014	2013

Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$868,208	$788,355
Policy and contract claims	1,967	2,173
Policyholders’ funds	2,457	2,188
Provision for policyholders’ dividends	3,200	3,000
Undistributed earnings on participating business	20,050	16,578
Total policy benefit liabilities	895,882	812,294
General liabilities:
Due to parent and affiliates	624	4,094
Payable under securities lending agreements	13,741	11,177
Other liabilities	6,926	7,063
Liabilities of discontinued operations	240	408
Separate account liabilities	599,324	542,384
Total liabilities	1,516,737	1,377,420
Commitments and contingencies (See Note 12)
Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares
authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	12,654	2,259
Retained earnings	57,001	48,814
Total stockholder’s equity	128,505	109,923
Total liabilities and stockholder’s equity	$1,645,242	$1,487,343

See notes to financial statements.              (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Income
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year Ended December 31,
	2014	2013	2012

Revenues:
Premium income	$13,455	$52,905	$8,847
Fee income	11,735	8,331	6,169
Other revenue	—	7,355	—
Net investment income	37,243	31,117	30,594
Realized investment gains (losses), net:
Total other-than-temporary losses	—	(273)	(424)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	—	72
Other realized investment gains (losses), net	1,430	2,307	4,657
Total realized investment gains (losses), net	1,430	2,034	4,305
Total revenues	63,863	101,742	49,915
Benefits and expenses:
Life and other policy benefits	19,962	17,495	18,577
(Decrease) increase in future policy benefits	(6,546)	38,011	(4,746)
Interest paid or credited to contractholders	15,784	13,398	12,932
Provision for policyholders’ share of (losses) earnings on participating business	(1,041)	6,117	(2,370)
Dividends to policyholders	3,296	3,998	1,254
Total benefits	31,455	79,019	25,647
General insurance expenses	18,892	17,427	12,885
Amortization of DAC	1,184	608	2,379
Total benefits and expenses	51,531	97,054	40,911
Income before income taxes	12,332	4,688	9,004
Income tax expense	4,145	2,069	2,460
Net income	$8,187	$2,619	$6,544

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income (Loss)
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year Ended December 31,
	2014	2013	2012

Net income	$8,187	$2,619	$6,544
Components of other comprehensive income (loss)
Unrealized holding gains (losses) arising on available-for-sale fixed maturity investments	20,782	(24,933)	20,197
Reclassification adjustment for (gains) losses realized in net income	(269)	(2,672)	(2,886)
Net unrealized gains (losses) related to investments	20,513	(27,605)	17,311
Future policy benefits, DAC adjustments	(4,520)	4,805	(6,100)
Other comprehensive income (loss) before income taxes	15,993	(22,800)	11,211
Income tax expense (benefit) related to items of other comprehensive income	5,598	(7,979)	3,924
Other comprehensive income (loss) (1)	10,395	(14,821)	7,287
Total comprehensive income (loss)	$18,582	$(12,202)	$13,831

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses (gains) on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $(47), $665 and $1,543 for the years ended December 31, 2014, 2013 and 2012, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Stockholder’s Equity
Years ended December 31, 2014, 2013 and 2012
(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2012	$2,500	$56,350	$9,793	$39,651	$108,294
Net income				6,544	6,544
Other comprehensive income, net of income taxes			7,287		7,287
Balances, December 31, 2012	2,500	56,350	17,080	46,195	122,125
Net income				2,619	2,619
Other comprehensive loss, net of income taxes			(14,821)		(14,821)
Balances, December 31, 2013	2,500	56,350	2,259	48,814	109,923
Net income				8,187	8,187
Other comprehensive income, net of income taxes			10,395		10,395
Balances, December 31, 2014	$2,500	$56,350	$12,654	$57,001	$128,505

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year ended December 31,
	2014	2013	2012

Cash flows from operating activities:
Net income	$8,187	$2,619	$6,544
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Losses) earnings allocated to participating policyholders	(1,041)	1,336	(2,370)
Amortization of premiums (accretion of discounts) on investments, net	2,697	2,972	2,009
Net realized (gains) losses on investments	(3,406)	103	(4,305)
Net proceeds (purchases) of trading securities	57,164	(36,096)	(28,917)
Interest credited to contractholders	15,724	13,317	12,849
Depreciation and amortization	1,181	615	2,381
Deferral of acquisition costs	(6,250)	(3,574)	(4,660)
Deferred income taxes	2,296	(3,099)	58
Other, net	—	(2)	(219)
Changes in assets and liabilities:
Policy benefit liabilities	(14,899)	(11,001)	(12,152)
Reinsurance receivable	1,144	1,301	4,057
Investment income due and accrued	(764)	(741)	(922)
Other assets	(342)	1,170	(1,993)
Other liabilities	(673)	(312)	1,410
Net cash provided by (used in) operating activities	61,018	(31,392)	(26,230)

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	73,911	139,347	197,804
Mortgage loans on real estate	6,445	8,324	10,028
Other investments	115	495	64
Purchases of investments:
Fixed maturities, available-for-sale	(205,680)	(138,704)	(250,371)
Mortgage loans on real estate	(8,985)	(10,000)	(10,704)
Other investments	(3)	—	(687)
Net change in short-term investments	2,971	(360)	(9,713)
Policy loans, net	(890)	(160)	(2,143)
Net cash used in investing activities	(132,116)	(1,058)	(65,722)

See notes to financial statements          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows
Years ended December 31, 2014, 2013 and 2012
(In Thousands)

	Year ended December 31,
	2014	2013	2012

Cash flows from financing activities:
Contract deposits	$138,908	$97,907	$129,970
Contract withdrawals	(62,095)	(69,044)	(35,678)
Change in due to/from parent and affiliates	(6,704)	(2,090)	4,068
Change in book overdrafts	536	369	(191)
Net cash provided by financing activities	70,645	27,142	98,169

Net (decrease) increase in cash	(453)	(5,308)	6,217
Cash, beginning of year	1,078	6,386	169
Cash, end of year	$625	$1,078	$6,386

Supplemental disclosures of cash flow information:
Net cash paid during the year for income taxes	$(7,936)	$(1,752)	$(1,094)

Non-cash investing transactions during the year:
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 3)	$—	$(44,104)	$—
Policy loans acquired in reinsurance termination (See Note 3)	—	(6,468)	—

See notes to financial statements (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a direct wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”) which is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.
The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity and equity investments on a trade date basis.

2.
Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions.  On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•
Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms.  The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest.  The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”).  In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.
Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.
Short-term investments include securities purchased with investment intent and with initial maturities of one year or less and are generally carried at fair value which is approximated from amortized cost.

5.
The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties.  The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio.  The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term.  Securities lending transactions are accounted for as secured borrowings.  The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default.  The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral.  Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Non-cash collateral is not recognized as the Company does not have effective control.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

6.
The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•	The length of time for which the estimated fair value has been below cost;

•	Downgrade of a fixed maturity investment by a credit rating agency;

•	Deterioration of the financial condition of the issuer;

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and

•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income.  The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•
Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•
Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•
Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.

•	Equity investments - exchange rates, various index data and news sources.

•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.

•
Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•
Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting and reporting policies and procedures around the securities valuation process.

Internal pricing models may be used to value certain Level 3 securities. Internal model input assumptions may include: prepayment speeds, constant default rates and the Asset Backed Securities Index (“ABX Index”) spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate and the internally adjusted ABX Index spread. These models are recalibrated monthly by adjusting the inputs based on current public security market conditions and a monthly comparison to pricing vendor evaluations is performed and analyzed.

In some instances, securities are priced using external broker quotes.  In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained.  External broker quotes are reviewed internally by comparing the quotes to similar securities

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

in the public market and/or to vendor pricing, if available.  Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of $905 and $369 are included in other liabilities at December 31, 2014 and 2013, respectively.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets.  The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $477,533 and $411,097 at December 31, 2014 and 2013, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $390,223 and $377,020 at December 31, 2014 and 2013, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims
Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $113,475 and $113,849 at December 31, 2014 and 2013, respectively. Participating business composed approximately 15% and 16% of the Company’s individual life insurance in-force at December 31, 2014 and 2013, and 49%, 92% and 43% of individual life insurance premium income for the years ended December 31, 2014, 2013 and 2012, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheet.

Revenue recognition

Life insurance premiums are recognized when due in premiums. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when due in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate and policy loans is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on the ex-dividend date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2. Application of Recent Accounting Pronouncements

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of this update on its financial statements.

In June 2014, the FASB issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company is currently evaluating the impact of this update on its financial statements.

In August 2014, the FASB issued ASU 2014-15 Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40). The update will require management to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern. If there is substantial doubt about the Company’s ability to continue as a going concern, the Company will be required to disclose that fact, along with managements’ evaluation of the effectiveness of its plan to alleviate that doubt. The update defines substantial doubt as when it is probable that the Company will be unable to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

meet its obligations as they become due within one year of the date the financial statements are issued. The assessment and disclosure requirements, if applicable, will be required quarterly. The update is effective for the annual period ending after December 15, 2016, and for interim and annual periods thereafter. The Company does not expect this update to have an impact on the Company’s financial statements.

In November 2014, the FASB issued ASU 2014-17 Pushdown Accounting (Topic 805). The update gives an acquired entity the option of applying pushdown accounting in its stand-alone financial statements when a change in control occurs. The update is effective immediately and will apply to business combinations executed by the Company after November 18, 2014.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2014	2013
Reinsurance receivable	$2,471	$2,624

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2014	2013	2012
Premium income	$(4,713)	$37,760	(7,158)
Life and other policy benefits	(3,004)	(2,395)	(3,673)

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, The Canada Life Assurance Company (“CLAC”), pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded, at fair value, the following on January 1, 2013, in its balance sheet in connection with the termination of the reinsurance agreement:

Assets		Liabilities
Fixed maturities, available-for-sale	$44,104	Undistributed earnings on participating business	$7,355
Policy loans	6,468	Due to parent and affiliates	3,841
Reinsurance receivable	(42,297)
Investment income due and accrued	347
Deferred income tax assets, net	2,574
Total	$11,196	Total	$11,196

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The Company recorded the following on January 1, 2013, in its statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355
Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000
Total	42,297

Participating policyholders’ net income	7,355
Provision for policyholders’ share of earnings on participating business	7,355
Net income available to shareholder	$—

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2014	2013	2012
Receives corporate support services.	GWL&A and CLAC (1)	$6,947	$6,592	$5,915	General insurance expenses
Receives recordkeeping services.	FASCore, LLC (2)	3,142	2,692	1,857	General insurance expenses
Receives investment advisory.	GWL&A	(597)	(722)	(623)	Net investment income
Provides recordkeeping services.	GWL&A	1,981	435	—	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco
(2) A wholly-owned subsidiary of GWL&A

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
Lifeco	On account	On demand	$2,853	$—
GWFS Equities, Inc.(1)	On account	On demand	1,445	1,218
GWL&A	On account	On demand	154	—
Total			$4,452	$1,218

(1) An wholly-owned subsidiary of GWL&A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2014	2013
CLAC	On account	On demand	$334	$274
Lifeco	On account	On demand	—	3,234
GWL&A	On account	On demand	—	308
Other related party receivables	On account	On demand	290	278
Total			$624	$4,094

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A.  The separate account balances in the accompanying consolidated balance sheets include GWL&A general account investment contracts of $7,219 and $6,295 at December 31, 2014 and 2013, respectively.

In September 2013, GWL&A transferred $24,858 of cash and future policy benefits to the Company. The transfer of cash and future policy benefits relate to contracts with policyholders domiciled in the state of New York that were previously accounted for on the books of GWL&A.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Investments

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2014
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$70,831	$1,760	$259	$72,332	$—
Obligations of U.S. states and their subdivisions	42,673	5,849	53	48,469	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities	566,323	23,084	2,411	586,996	(283)
Asset-backed securities	60,448	2,239	703	61,984	(1,131)
Residential mortgage-backed securities	22,106	781	466	22,421	—
Commercial mortgage-backed securities	37,891	1,161	—	39,052	—
Total fixed maturities	$802,727	$34,874	$3,896	$833,705	$(1,414)

Equity investments:
Fixed income mutual funds	$19	$2	$1	$20	$—
Equity mutual funds	93	33	5	121	—
Balance and asset allocation mutual funds	6	1	—	7	—
Total equity investments	$118	$36	$6	$148	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

	December 31, 2013
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$70,361	$866	$3,167	$68,060	$—
Obligations of U.S. states and their subdivisions	30,968	3,228	282	33,914	—
Foreign government securities	2,617	—	14	2,603	—
Corporate debt securities	454,164	13,488	9,881	457,771	(325)
Asset-backed securities	74,909	2,409	848	76,470	(1,064)
Residential mortgage-backed securities	26,709	580	819	26,470	—
Commercial mortgage-backed securities	13,434	580	198	13,816	—
Total fixed maturities	$673,162	$21,151	$15,209	$679,104	$(1,389)

Equity investments:
Fixed income mutual funds	$35	$1	$1	$35	$—
Equity mutual funds	152	39	4	187	—
Balance and asset allocation mutual funds	23	6	—	29	—
Total equity investments	$210	$46	$5	$251	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2014
	Amortized cost	Estimated fair value
Maturing in one year or less	$23,530	$24,167
Maturing after one year through five years	174,895	182,685
Maturing after five years through ten years	264,406	273,813
Maturing after ten years	179,599	189,651
Mortgage-backed and asset-backed securities	160,297	163,389
Total fixed maturities	$802,727	$833,705

Mortgage -backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2014	2013	2012
Proceeds from sales	$15,595	$80,975	$134,090
Gross realized gains from sales	553	2,988	3,253
Gross realized losses from sales	1	42	15

Included in net investment income are unrealized gains (losses) of $1,244, $(2,125) and $221 on held for trading fixed maturity investments still held at December 31, 2014, 2013 and 2012, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31,
	2014	2013
Principal	$97,290	$94,657
Unamortized premium (discount) and fees, net	434	595
Mortgage provision allowance	(100)	(100)
Total mortgage loans	$97,624	$95,152

The recorded investment of the mortgage loan portfolio categorized as performing was $97,724 and $95,252 as of December 31, 2014 and 2013, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2014	2013	2012
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$100	$100	$880
Provision increases	—	273	—
Charge-off	—	(273)	—
Provision decreases	—	—	(780)
Ending balance	$100	$100	$100

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$100	$100	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$97,724	$95,252	$93,602
Individually evaluated for impairment	3,980	4,178	4,985
Collectively evaluated for impairment	93,744	91,074	88,617

Occasionally, the Company elects to grant a concession to a debtor with financial difficulties in an attempt to protect as much of its investment as possible. During the year ended December 31, 2014, there were no loans classified as troubled debt restructuring.
During the year ended December 31, 2013, the Company had two loans, with remaining principal balances of $1,234, classified as troubled debt restructurings. The loan modification on one loan forgave $247 of principal and, subsequent to the concession, the remaining loan balance was paid in full. The loan modifications on the second loan included a reduced interest rate and maturity extension but the Company expects a full recovery.

Securities lending - The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost of $15,252 and $13,169 and estimated fair values of $15,423 and $12,838 were on loan

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

under the program at December 31, 2014 and 2013, respectively. The Company received restricted cash of $13,741 and $11,177 and a security with a fair value of $2,131 and $2,033 as collateral at December 31, 2014 and 2013, respectively.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$—	$—	$29,990	$259	$29,990	$259
Obligations of U.S. states and their subdivisions	3,219	53	—	—	3,219	53
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	67,636	665	48,337	1,746	115,973	2,411
Asset-backed securities	5,427	174	11,389	529	16,816	703
Residential mortgage-backed securities	1,365	3	6,473	463	7,838	466
Total fixed maturities	$80,098	$899	$96,189	$2,997	$176,287	$3,896

Total number of securities in an
unrealized loss position		21		25		46

	December 31, 2013
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$53,401	$3,167	$—	$—	$53,401	$3,167
Obligations of U.S. states and their subdivisions	2,523	282	—	—	2,523	282
Foreign government securities	2,604	14	—	—	2,604	14
Corporate debt securities	149,452	7,673	21,535	2,208	170,987	9,881
Asset-backed securities	8,955	231	5,182	617	14,137	848
Residential mortgage-backed securities	9,136	819	—	—	9,136	819
Commercial mortgage-backed securities	5,742	198	—	—	5,742	198
Total fixed maturities	$231,813	$12,384	$26,717	$2,825	$258,530	$15,209

Total number of securities in an
unrealized loss position		65		9		74

Fixed maturity investments - Total unrealized losses and OTTI decreased by $11,313 from December 31, 2013 to December 31, 2014. The overall decrease in unrealized losses was due to lower interest rates at December 31, 2014 compared to December 31, 2013 resulting in generally higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $172 from December 31, 2013 to December 31, 2014. Corporate debt securities account for 58%, or $1,746, of the unrealized losses and OTTI greater than twelve months as of December 31, 2014. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Asset-backed and residential mortgage-backed securities account for 33% of unrealized losses and OTTI greater than twelve months as of December 31, 2014. Of the $992 of unrealized losses and OTTI over twelve months on asset-backed and residential mortgage-backed securities, 89%, or $885, are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

See Note 5 for additional discussion regarding fair value measurements.
Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$2,133	$2,133	$4,841
Additions:
Initial impairments - credit loss on securities not previously impaired	—	—	352
Reductions:
Due to sales, maturities, or payoffs during the period	—	—	(3,060)
Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(151)	—	—
Ending balance	$1,982	$2,133	$2,133
Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2014	2013	2012
Investment income:
Fixed maturity and short-term investments	$31,851	$26,197	$25,940
Mortgage loans on real estate	4,775	4,857	5,110
Policy loans	1,174	1,017	353
Other	40	(232)	(186)
	37,840	31,839	31,217
Investment expenses	(597)	(722)	(623)
Net investment income	$37,243	$31,117	$30,594
Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2014	2013	2012
Realized investment gains (losses):
Fixed maturity and short-term investments	$1,335	$1,795	$3,235
Mortgage loans on real estate	75	156	1,071
Other	20	83	(1)
Realized investment gains:	$1,430	$2,034	$4,305

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,468, $4,176 and $3,165 for the years ended December 31, 2014, 2013 and 2012, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $397, $(327) and $503 for the years ended December 31, 2014, 2013 and 2012, respectively.

5. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations
and U.S. agencies	$—	$72,332	$—	$72,332
Obligations of U.S. states and
their subdivisions	—	48,469	—	48,469
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	586,996	—	586,996
Asset-backed securities	—	61,984	—	61,984
Residential mortgage-backed securities	—	22,421	—	22,421
Commercial mortgage-backed securities	—	39,052	—	39,052
Total fixed maturities available-for-sale	—	833,705	—	833,705
Fixed maturities held for trading:
U.S. government direct obligations
and U.S. agencies	—	6,820	—	6,820
Corporate debt securities	—	3,245	—	3,245
Commercial mortgage-backed securities	—	1,091	—	1,091
Total fixed maturities held for trading	—	11,156	—	11,156
Equity investments available-for-sale
Fixed income mutual funds	—	20	—	20
Equity mutual funds	—	121	—	121
Balanced and asset allocation mutual funds	—	7	—	7
Total equity investments available-for-sale	—	148	—	148
Short-term investments available-for-sale	13,807	10,000	—	23,807
Collateral under securities lending agreements	13,741	—	—	13,741
Separate account assets	598,156	1,168	—	599,324
Total assets	$625,704	$856,177	$—	$1,481,881

Liabilities
Payable under securities lending agreement	$13,741	$—	$—	$13,741

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations
and U.S. agencies	$—	$68,060	$—	$68,060
Obligations of U.S. states and
their subdivisions	—	33,914	—	33,914
Foreign government securities	—	2,603	—	2,603
Corporate debt securities	—	457,771	—	457,771
Asset-backed securities	—	72,479	3,991	76,470
Residential mortgage-backed securities	—	26,470	—	26,470
Commercial mortgage-backed securities	—	13,816	—	13,816
Total fixed maturities available-for-sale	—	675,113	3,991	679,104
Fixed maturities held for trading:
U.S. government direct obligations
and U.S. agencies	—	61,392	—	61,392
Corporate debt securities	—	3,153	—	3,153
Commercial mortgage-backed securities	—	1,026	—	1,026
Total fixed maturities held for trading	—	65,571	—	65,571
Equity investments available-for-sale
Fixed income mutual funds	—	35		35
Equity mutual funds	—	187		187
Balanced and asset allocation mutual funds	—	29		29
Total equity investments available-for-sale	—	251	—	251
Short-term investments available-for-sale	18,778	8,000	—	26,778
Collateral under securities lending agreements	11,177	—	—	11,177
Separate account assets	541,267	1,117	—	542,384
Total assets	$571,222	$750,052	$3,991	$1,325,265

Liabilities
Payable under securities lending agreement	$11,177	$—	$—	$11,177

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity and equity investments

The fair values for fixed maturity and equity investments are based upon market prices from independent pricing services. In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Assets measured at fair value using significant unobservable inputs (Level 3)

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Recurring Level 3 financial assets
Year Ended December 31, 2014
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2014	$3,991
Transfers out of Level 3 (1)	(3,991)
Balance, December 31, 2014	$—
Total gains (losses) for the period included in net income
attributable to the change in unrealized gains and losses relating
to assets held at December 31, 2014	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

Recurring Level 3 financial assets
Year Ended December 31, 2013
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2013	$4,829
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	342
Settlements	(1,180)
Balance, December 31, 2013	$3,991
Total gains (losses) for the period included in net income
attributable to the change in unrealized gains and losses relating
to assets held at December 31, 2013	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets
	Year Ended December 31, 2012
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Total
Balance, January 1, 2012	$1,434	$5,545	$6,979
Realized and unrealized gains (losses) included in:
Net income	21	—	21
Other comprehensive income (loss)	(2)	414	412
Sales	(104)	—	(104)
Settlements	(92)	(1,130)	(1,222)
Transfers out of Level 3 (1)	(1,257)	—	(1,257)
Balance, December 31, 2012	$—	$4,829	$4,829
Total gains (losses) for the period included in net income
attributable to the change in unrealized gains and losses
relating to assets held at December 31, 2012	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Weighted Average
Fixed maturities available-for-sale:
Asset-backed securities (1)	$3,991	Internal model pricing	Prepayment speed assumption	7

			Constant default rate assumption	4

			Adjusted ABX Index spread assumption (2)	467

(1) Includes home improvement loans only.
(2) Includes an internally calculated liquidity premium adjustment of 217.

At December 31, 2013, after adjusting the ABX Index spread assumption by the liquidity premium, the overall discount rate ranged from 373 to 647 basis points. The constant default rate assumption ranged from 2.1 to 4.6.

The significant unobservable inputs used in the fair value measurement of asset-backed securities are prepayment speed assumptions, constant default rate assumptions and the ABX Index spread adjusted by an internally calculated liquidity premium with the primary inputs being the constant default rate assumption and the adjusted ABX Index spread assumption. As the constant default rate assumption or the adjusted ABX Index spread assumption decreases, the price and therefore, the fair value, of the securities increases.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2014		December 31, 2013
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Mortgage loans on real estate	$97,624	$104,530	$95,152	$98,503
Policy loans	24,149	24,149	23,127	23,127

Liabilities
Annuity contract benefits without
life contingencies	$390,223	$381,203	$377,020	$367,432
Policyholders’ funds	2,457	2,457	2,188	2,188

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts.  On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life.  For new business-owned life insurance policies, the Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

retains 100% of the first $250 per individual life.  New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2014 and 2013, the reinsurance receivables had carrying values in the amounts of $4,519 and $5,495, respectively. Included in these amounts are $2,471 and $2,624 at December 31, 2014 and 2013, respectively, associated with reinsurance agreements with related parties. At December 31, 2014 and 2013, 28% and 14%, respectively, of the total reinsurance receivable was due from GWL&A. In addition, 27% and 24%, respectively, of the total reinsurance receivable was due from CLAC at December 31, 2014 and 2013.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,334,623	$(1,739,173)	$1,595,450

Premium income:
Life insurance	$20,802	$(7,347)	$13,455
The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2013:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,413,560	$(1,839,552)	$1,574,008

Premium income:
Life insurance (1)	$17,836	$35,069	$52,905
(1) Reinsurance ceded premium income includes the impact from the termination of the reinsurance agreement with CLAC. See Note 3 for additional discussion regarding the transaction.

The following tables summarize total premium income for the year ended December 31, 2012:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$18,541	$(9,694)	$8,847

Reinsurance recoveries for life and other policy benefits were $4,976, $3,879 and $4,871 for the years ended December 31, 2014, 2013 and 2012, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

7. Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2014	2013	2012
Balance, January 1,	$12,761	$7,032	$6,195
Capitalized additions	6,248	3,574	4,660
Amortization and writedowns	(1,184)	(608)	(2,379)
Unrealized investment (gains) losses	(2,344)	2,763	(1,444)
Balance, December 31,	$15,481	$12,761	$7,032

8. Stockholder’s Equity and Dividend Restrictions

At December 31, 2014 and 2013, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2014	2013	2012		2014	2013
Net income (loss)	$1,510	$(4,477)	$4,505	Capital and surplus	$82,864	$79,530

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL.  The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2014.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the New York State Department of Financial Services, statutory capital and surplus and net gain from operations at and for the year ended December 31, 2014 were $82,864 and $2,842, respectively. Based on the as filed amounts, the Company may pay an amount less than $2,842 of dividends during the year ended December 31, 2015 without the approval of the New York Superintendent of Financial Services. Prior to any payments of dividends, the Company seeks approval from the Superintendent.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

9. Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2014	$4,483	$(2,224)	$2,259
Other comprehensive income (loss) before reclassifications	13,508	(2,938)	10,570
Amounts reclassified from AOCI	(175)	—	(175)
Net current period other comprehensive income (loss)	13,333	(2,938)	10,395
Balances, December 31, 2014	$17,816	$(5,162)	$12,654

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2013	$22,426	$(5,346)	$17,080
Other comprehensive income (loss) before reclassifications	(16,206)	3,122	(13,084)
Amounts reclassified from AOCI	(1,737)	—	(1,737)
Net current period other comprehensive income (loss)	(17,943)	3,122	(14,821)
Balances, December 31, 2013	$4,483	$(2,224)	$2,259

	Year Ended December 31, 2012
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2012	$11,174	$(1,381)	$9,793
Other comprehensive income (loss) before reclassifications	13,128	(3,965)	9,163
Amounts reclassified from AOCI	(1,876)	—	(1,876)
Net current period other comprehensive income (loss)	11,252	(3,965)	7,287
Balances, December 31, 2012	$22,426	$(5,346)	$17,080

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount

Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$20,782	$(7,274)	$13,508
Reclassification adjustment for (gains) losses realized in net income	(269)	94	(175)
Net unrealized gains (losses) related to investments	20,513	(7,180)	13,333
Future policy benefits and DAC adjustments	(4,520)	1,582	(2,938)
Net unrealized gains (losses)	15,993	(5,598)	10,395
Other comprehensive income (loss)	$15,993	$(5,598)	$10,395

	Year Ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$(24,933)	$8,727	$(16,206)
Reclassification adjustment for (gains) losses realized in net income	(2,672)	935	(1,737)
Net unrealized gains (losses) related to investments	(27,605)	9,662	(17,943)
Future policy benefits and DAC adjustments	4,805	(1,683)	3,122
Net unrealized gains (losses)	(22,800)	7,979	(14,821)
Other comprehensive income (loss)	$(22,800)	$7,979	$(14,821)

	Year Ended December 31, 2012
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses) arising on fixed maturities, available-for-sale	$20,197	$(7,069)	$13,128
Reclassification adjustment for (gains) losses realized in net income	(2,886)	1,010	(1,876)
Net unrealized gains (losses) related to investments	17,311	(6,059)	11,252
Future policy benefits and DAC adjustments	(6,100)	2,135	(3,965)
Net unrealized gains (losses)	11,211	(3,924)	7,287
Other comprehensive income (loss)	$11,211	$(3,924)	$7,287

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2014	2013
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)		Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses arising on fixed maturities, available-for-sale	$(269)	$(2,672)	Other realized investment (gains) losses, net
	(269)	(2,672)	Total before tax
	(94)	(935)	Tax expense

Total reclassification for the period	$(175)	$(1,737)	Net of tax
10. General Insurance Expenses
The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2014	2013	2012
Commissions	$11,759	$7,979	$7,517
Compensation	6,732	6,552	5,378
Other (1)	401	2,896	(10)
Total general insurance expenses	$18,892	$17,427	$12,885

(1) Other general insurance expense includes capitalized additions to DAC, guaranty fund assessments and other regulatory fees and assessments.

11. Income Taxes
The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2014	2013	2012
Current	$1,849	$5,168	$2,402
Deferred	2,296	(3,099)	58
Total income tax provision	$4,145	$2,069	$2,460

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	0.0%	8.7%	2.8%
Provision for participating policies	0.0%	0.0%	(9.2)%
Other, net	(1.4)%	0.4%	(1.3)%
Effective income tax rate	33.6%	44.1%	27.3%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2014		2013
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$4,882	$—	$5,216	$—
Deferred acquisition costs	1,398	—	987	—
Investment assets	—	11,499	—	2,269
Policyholder dividends	1,120	—	1,050	—
Guarantee fund accrual	—	—	185	—
Deferred director’s fees	336	—	340	—
Earnings on participating business	7,017	—	5,802	—
Other	50	—	—	115
Total deferred taxes	$14,803	$11,499	$13,580	$2,384

The deferred tax liability amounts presented for investment assets above include $6,813 and $897 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2014 and 2013, respectively.

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2010 and prior. Tax years 2011 through 2013 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Included in due from parent and affiliates at December 31, 2014 is $2,853 of income taxes receivable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in due to parent and affiliates at December 31, 2013 is $3,234 of income taxes payable to affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in the balance sheet at December 31, 2014 and 2013 is zero and $143, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by the Company.

12. Commitments and Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company's financial position, results of operations or cash flows.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2014 and 2013 were $6,000 and $4,000, respectively, all of which is due within one year from the dates indicated.

13. Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 31, 2015, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York
Annual Report for the Year Ended
December 31, 2014 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Variable Annuity-1 Series Account
and the Board of Directors of
Great-West Life & Annuity Insurance Company of New York
We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as listed in Appendix A as of December 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York as of December 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 6, 2015

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK APPENDIX A

ALGER LARGE CAP GROWTH PORTFOLIO
ALGER MID CAP GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
BLACKROCK GLOBAL ALLOCATION VI FUND
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
DELAWARE VIP EMERGING MARKETS SERIES
DELAWARE VIP SMALL CAP VALUE SERIES
DELAWARE VIP SMID CAP GROWTH SERIES
DEUTSCHE CAPITAL GROWTH VIP
DEUTSCHE CORE EQUITY VIP
DEUTSCHE LARGE CAP VALUE VIP
DEUTSCHE SMALL CAP INDEX VIP
DEUTSCHE SMALL MID CAP VALUE VIP
DREYFUS IP MIDCAP STOCK PORTFOLIO
DREYFUS VIF APPRECIATION PORTFOLIO
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
FEDERATED MANAGED TAIL RISK FUND II
FEDERATED MANAGED VOLATILITY FUND II
FRANKLIN SMALL CAP VALUE SECURITIES FUND
GREAT-WEST SECUREFOUNDATION BALANCED FUND
INVESCO V.I. COMSTOCK FUND
INVESCO V.I. CORE EQUITY FUND
INVESCO V.I. GROWTH & INCOME FUND
INVESCO V.I. HIGH YIELD FUND
INVESCO V.I. INTERNATIONAL GROWTH FUND
INVESCO V.I. MID CAP CORE EQUITY FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK APPENDIX A (Continued)

INVESCO V.I. SMALL CAP EQUITY FUND
INVESCO V.I. TECHNOLOGY FUND
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO
JANUS ASPEN JANUS PORTFOLIO
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
LVIP BARON GROWTH OPPORTUNITIES FUND
MFS INTERNATIONAL VALUE PORTFOLIO
MFS UTILITIES SERIES
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
NVIT MID CAP INDEX FUND
OPPENHEIMER GLOBAL FUND/VA
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
PIMCO VIT HIGH YIELD PORTFOLIO
PIMCO VIT LOW DURATION PORTFOLIO
PIMCO VIT TOTAL RETURN PORTFOLIO
PIONEER EMERGING MARKETS VCT PORTFOLIO
PIONEER FUND VCT PORTFOLIO
PIONEER MID CAP VALUE VCT PORTFOLIO
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
PUTNAM VT EQUITY INCOME FUND
PUTNAM VT GLOBAL HEALTH CARE FUND
PUTNAM VT INVESTORS FUND
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHWAB MONEY MARKET PORTFOLIO
SCHWAB S&P 500 INDEX PORTFOLIO
SENTINEL VARIABLE PRODUCTS BOND FUND
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK APPENDIX A (Concluded)

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
THIRD AVENUE VALUE PORTFOLIO
TOUCHSTONE VST MID CAP GROWTH FUND
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
VAN ECK VIP GLOBAL HARD ASSETS FUND
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,252,478	$306,388	$54,134	$74,731	$326,983	$136,848
Investment income due and accrued	1
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York					2,614

Total assets	1,252,479	306,388	54,134	74,731	329,597	136,848

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	144	34	6	10	39	17

Total liabilities	144	34	6	10	39	17

NET ASSETS	$1,252,335	$306,354	$54,128	$74,721	$329,558	$136,831

NET ASSETS REPRESENTED BY:
Accumulation units	$1,252,335	$306,354	$54,128	$74,721	$310,912	$136,831
Contracts in payout phase					18,646

NET ASSETS	$1,252,335	$306,354	$54,128	$74,721	$329,558	$136,831

ACCUMULATION UNITS OUTSTANDING	48,363	16,399	3,300	4,630	22,314	18,653

UNIT VALUE (ACCUMULATION)	$25.89	$18.68	$16.40	$16.14	$13.93	$7.34

(1) Cost of investments:	$1,072,994	$185,292	$23,500	$49,612	$285,314	$146,679
Shares of investments:	21,319	15,459	1,802	2,168	17,173	10,114

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$374,854	$270,364	$731,659	$70,712	$159,258	$252,059
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York			4,348

Total assets	374,854	270,364	736,007	70,712	159,258	252,059

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	38	30	82	6	18	27

Total liabilities	38	30	82	6	18	27

NET ASSETS	$374,816	$270,334	$735,925	$70,706	$159,240	$252,032

NET ASSETS REPRESENTED BY:
Accumulation units	$374,816	$270,334	$713,591	$70,706	$159,240	$252,032
Contracts in payout phase			22,334

NET ASSETS	$374,816	$270,334	$735,925	$70,706	$159,240	$252,032

ACCUMULATION UNITS OUTSTANDING	23,748	14,385	39,816	4,718	8,573	10,827

UNIT VALUE (ACCUMULATION)	$15.78	$18.79	$17.92	$14.99	$18.57	$23.28

(1) Cost of investments:	$430,353	$248,850	$674,837	$41,255	$143,922	$234,359
Shares of investments:	37,485	12,317	91,802	6,994	15,958	12,698

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES

ASSETS:
Investments at fair value (1)	$1,767,761	$99,868	$106,333	$347,279	$11,480	$3,417
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	1,767,761	99,868	106,333	347,279	11,480	3,417

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	202	11	11	40	1

Total liabilities	202	11	11	40	1

NET ASSETS	$1,767,559	$99,857	$106,322	$347,239	$11,479	$3,417

NET ASSETS REPRESENTED BY:
Accumulation units	$1,767,559	$99,857	$106,322	$347,239	$11,479	$3,417
Contracts in payout phase

NET ASSETS	$1,767,559	$99,857	$106,322	$347,239	$11,479	$3,417

ACCUMULATION UNITS OUTSTANDING	81,704	9,935	7,391	22,887	514	366

UNIT VALUE (ACCUMULATION)	$21.63	$10.05	$14.39	$15.17	$22.33	$9.34

(1) Cost of investments:	$1,214,926	$109,513	$97,493	$303,942	$10,372	$3,391
Shares of investments:	187,860	6,153	6,168	11,934	626	175

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP

ASSETS:
Investments at fair value (1)	$464,199	$189,504	$760,255	$147,500	$454,543	$940,895
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York				4,414

Total assets	464,199	189,504	760,255	151,914	454,543	940,895

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	51	22	84	17	54	99

Total liabilities	51	22	84	17	54	99

NET ASSETS	$464,148	$189,482	$760,171	$151,897	$454,489	$940,796

NET ASSETS REPRESENTED BY:
Accumulation units	$464,148	$189,482	$760,171	$129,225	$454,489	$940,796
Contracts in payout phase				22,672

NET ASSETS	$464,148	$189,482	$760,171	$151,897	$454,489	$940,796

ACCUMULATION UNITS OUTSTANDING	17,707	9,002	44,610	7,944	27,280	44,474

UNIT VALUE (ACCUMULATION)	$26.21	$21.05	$17.04	$16.27	$16.66	$21.15

(1) Cost of investments:	$393,752	$179,176	$552,848	$116,889	$356,267	$830,032
Shares of investments:	11,539	6,275	25,384	11,560	26,153	54,324

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP VALUE VIP	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

ASSETS:
Investments at fair value (1)	$267,767	$66,846	$557,861	$68,170	$3,210,500	$100,241
Investment income due and accrued			2,649	127
Receivable for investments sold			206		459
Due from Great-West Life & Annuity Insurance Company of New York					2,274

Total assets	267,767	66,846	560,716	68,297	3,213,233	100,241

LIABILITIES:
Redemptions payable			206		459
Due to Great-West Life & Annuity Insurance Company of New York	30	8	66	8	370	12

Total liabilities	30	8	272	8	829	12

NET ASSETS	$267,737	$66,838	$560,444	$68,289	$3,212,404	$100,229

NET ASSETS REPRESENTED BY:
Accumulation units	$267,737	$66,838	$560,444	$68,289	$3,197,989	$100,229
Contracts in payout phase					14,415

NET ASSETS	$267,737	$66,838	$560,444	$68,289	$3,212,404	$100,229

ACCUMULATION UNITS OUTSTANDING	16,412	2,520	32,212	3,898	173,899	6,303

UNIT VALUE (ACCUMULATION)	$16.31	$26.52	$17.40	$17.52	$18.39	$15.90

(1) Cost of investments:	$171,857	$23,316	$494,707	$44,451	$3,188,630	$113,341
Shares of investments:	15,052	2,903	11,268	2,086	288,714	18,061

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND

ASSETS:
Investments at fair value (1)	$26,841	$334,135	$2,049,518	$576,933	$126,678	$753,118
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	26,841	334,135	2,049,518	576,933	126,678	753,118

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	3	38	195	65	15	81

Total liabilities	3	38	195	65	15	81

NET ASSETS	$26,838	$334,097	$2,049,323	$576,868	$126,663	$753,037

NET ASSETS REPRESENTED BY:
Accumulation units	$26,838	$334,097	$2,049,323	$576,868	$126,663	$753,037
Contracts in payout phase

NET ASSETS	$26,838	$334,097	$2,049,323	$576,868	$126,663	$753,037

ACCUMULATION UNITS OUTSTANDING	1,272	20,759	200,226	32,227	4,723	44,221

UNIT VALUE (ACCUMULATION)	$21.10	$16.09	$10.24	$17.90	$26.82	$17.03

(1) Cost of investments:	$21,897	$271,371	$2,056,852	$425,335	$76,743	$599,815
Shares of investments:	2,549	14,970	160,621	30,111	3,089	29,945

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$142,972	$673,805	$70,034	$66,457	$222,792	$498,571
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	142,972	673,805	70,034	66,457	222,792	498,571

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	16	76	8	8	26	58

Total liabilities	16	76	8	8	26	58

NET ASSETS	$142,956	$673,729	$70,026	$66,449	$222,766	$498,513

NET ASSETS REPRESENTED BY:
Accumulation units	$142,956	$673,729	$70,026	$66,449	$222,766	$498,513
Contracts in payout phase

NET ASSETS	$142,956	$673,729	$70,026	$66,449	$222,766	$498,513

ACCUMULATION UNITS OUTSTANDING	10,098	50,654	3,895	2,780	53,768	21,188

UNIT VALUE (ACCUMULATION)	$14.16	$13.30	$17.98	$23.90	$4.14	$23.53

(1) Cost of investments:	$138,066	$629,381	$64,313	$54,725	$169,051	$424,046
Shares of investments:	25,854	19,323	4,981	2,811	11,281	15,863

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,238,651	$449,116	$3,471,238	$434,146	$2,549	$283,559
Investment income due and accrued
Receivable for investments sold		564	265
Due from Great-West Life & Annuity Insurance Company of New York			1,561	103

Total assets	2,238,651	449,680	3,473,064	434,249	2,549	283,559

LIABILITIES:
Redemptions payable		564	265
Due to Great-West Life & Annuity Insurance Company of New York	236	52	394	51		33

Total liabilities	236	616	659	51		33

NET ASSETS	$2,238,415	$449,064	$3,472,405	$434,198	$2,549	$283,526

NET ASSETS REPRESENTED BY:
Accumulation units	$2,238,415	$449,064	$3,464,387	$412,440	$2,549	$283,526
Contracts in payout phase			8,018	21,758

NET ASSETS	$2,238,415	$449,064	$3,472,405	$434,198	$2,549	$283,526

ACCUMULATION UNITS OUTSTANDING	136,942	20,738	231,377	19,119	229	11,039

UNIT VALUE (ACCUMULATION)	$16.35	$21.65	$14.97	$21.57	$11.13	$25.68

(1) Cost of investments:	$2,032,513	$440,017	$3,518,741	$273,281	$2,495	$165,847
Shares of investments:	67,900	37,489	267,430	10,474	298	7,930

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES

ASSETS:
Investments at fair value (1)	$146,304	$265,479	$824,957	$1,462,487	$794,827	$377,283
Investment income due and accrued
Receivable for investments sold	66			113	64
Due from Great-West Life & Annuity Insurance Company of New York	9,456			1,586	5,377

Total assets	155,826	265,479	824,957	1,464,186	800,268	377,283

LIABILITIES:
Redemptions payable	66			113	64
Due to Great-West Life & Annuity Insurance Company of New York	17	31	88	169	89	39

Total liabilities	83	31	88	282	153	39

NET ASSETS	$155,743	$265,448	$824,869	$1,463,904	$800,115	$377,244

NET ASSETS REPRESENTED BY:
Accumulation units	$120,515	$265,448	$824,869	$1,453,854	$787,290	$377,244
Contracts in payout phase	35,228			10,050	12,825

NET ASSETS	$155,743	$265,448	$824,869	$1,463,904	$800,115	$377,244

ACCUMULATION UNITS OUTSTANDING	4,990	28,777	51,804	43,457	39,300	25,374

UNIT VALUE (ACCUMULATION)	$24.15	$9.22	$15.92	$33.46	$20.03	$14.87

(1) Cost of investments:	$183,134	$359,670	$893,617	$1,061,564	$692,881	$328,311
Shares of investments:	4,493	8,415	41,331	31,094	37,072	11,269

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

ASSETS:
Investments at fair value (1)	$19,199	$751,266	$1,019,109	$38,765	$271,074	$6,016
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York			786

Total assets	19,199	751,266	1,019,895	38,765	271,074	6,016

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	81	118	4	27	1

Total liabilities	2	81	118	4	27	1

NET ASSETS	$19,197	$751,185	$1,019,777	$38,761	$271,047	$6,015

NET ASSETS REPRESENTED BY:
Accumulation units	$19,197	$751,185	$1,014,797	$38,761	$271,047	$6,015
Contracts in payout phase			4,980

NET ASSETS	$19,197	$751,185	$1,019,777	$38,761	$271,047	$6,015

ACCUMULATION UNITS OUTSTANDING	1,174	34,140	43,550	3,530	22,516	813

UNIT VALUE (ACCUMULATION)	$16.35	$22.00	$23.30	$10.98	$12.04	$7.40

(1) Cost of investments:	$14,863	$688,614	$768,013	$36,629	$292,023	$7,499
Shares of investments:	962	30,111	25,800	1,460	117,348	1,238

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$891,761	$3,451,814	$2,980,250	$4,248	$189,254	$136,650
Investment income due and accrued	4,302	5,417	6,835
Receivable for investments sold		765
Due from Great-West Life & Annuity Insurance Company of New York			2,602

Total assets	896,063	3,457,996	2,989,687	4,248	189,254	136,650

LIABILITIES:
Redemptions payable		765
Due to Great-West Life & Annuity Insurance Company of New York	313	373	332		22	16

Total liabilities	313	1,138	332		22	16

NET ASSETS	$895,750	$3,456,858	$2,989,355	$4,248	$189,232	$136,634

NET ASSETS REPRESENTED BY:
Accumulation units	$870,141	$3,456,858	$2,972,861	$4,248	$189,232	$136,634
Contracts in payout phase	25,609		16,494

NET ASSETS	$895,750	$3,456,858	$2,989,355	$4,248	$189,232	$136,634

ACCUMULATION UNITS OUTSTANDING	48,978	271,137	197,692	691	10,752	8,438

UNIT VALUE (ACCUMULATION)	$17.77	$12.75	$15.04	$6.15	$17.60	$16.19

(1) Cost of investments:	$909,937	$3,452,635	$3,000,005	$5,326	$160,338	$98,512
Shares of investments:	112,738	326,258	266,094	198	7,051	6,049

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

ASSETS:
Investments at fair value (1)	$115,040	$259,772	$54,502	$221,764	$908,857	$602,317
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	115,040	259,772	54,502	221,764	908,857	602,317

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	30	6	25	96	68

Total liabilities	14	30	6	25	96	68

NET ASSETS	$115,026	$259,742	$54,496	$221,739	$908,761	$602,249

NET ASSETS REPRESENTED BY:
Accumulation units	$115,026	$259,742	$54,496	$221,739	$908,761	$602,249
Contracts in payout phase

NET ASSETS	$115,026	$259,742	$54,496	$221,739	$908,761	$602,249

ACCUMULATION UNITS OUTSTANDING	5,224	14,339	4,507	19,797	50,909	33,782

UNIT VALUE (ACCUMULATION)	$22.02	$18.11	$12.09	$11.20	$17.85	$17.83

(1) Cost of investments:	$104,164	$211,596	$66,524	$220,917	$829,973	$545,995
Shares of investments:	4,004	6,719	1,848	22,199	40,251	29,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND

ASSETS:
Investments at fair value (1)	$51,915	$193,158	$795,328	$7,451,191	$11,664,621	$894,122
Investment income due and accrued				93
Receivable for investments sold				37	94
Due from Great-West Life & Annuity Insurance Company of New York				37,493	3,401

Total assets	51,915	193,158	795,328	7,488,814	11,668,116	894,122

LIABILITIES:
Redemptions payable				37	94
Due to Great-West Life & Annuity Insurance Company of New York	5	22	84,952	824	1,296	97

Total liabilities	5	22	84,952	861	1,390	97

NET ASSETS	$51,910	$193,136	$710,376	$7,487,953	$11,666,726	$894,025

NET ASSETS REPRESENTED BY:
Accumulation units	$51,910	$193,136	$655,642	$7,442,290	$11,608,434	$894,025
Contracts in payout phase			54,734	45,663	58,292

NET ASSETS	$51,910	$193,136	$710,376	$7,487,953	$11,666,726	$894,025

ACCUMULATION UNITS OUTSTANDING	4,743	8,517	35,545	643,256	507,360	73,576

UNIT VALUE (ACCUMULATION)	$10.94	$22.68	$18.45	$11.57	$22.88	$12.15

(1) Cost of investments:	$50,420	$173,269	$592,686	$7,451,191	$7,597,261	$923,239
Shares of investments:	2,989	15,527	40,933	7,451,191	386,118	90,959

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$143,845	$36,201	$80,166	$473,868	$266,849	$103,511
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	143,845	36,201	80,166	473,868	266,849	103,511

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	15	3	7	50	24	1,412

Total liabilities	15	3	7	50	24	1,412

NET ASSETS	$143,830	$36,198	$80,159	$473,818	$266,825	$102,099

NET ASSETS REPRESENTED BY:
Accumulation units	$143,830	$36,198	$80,159	$473,818	$266,825	$92,219
Contracts in payout phase						9,880

NET ASSETS	$143,830	$36,198	$80,159	$473,818	$266,825	$102,099

ACCUMULATION UNITS OUTSTANDING	5,969	1,454	6,377	39,153	26,677	8,549

UNIT VALUE (ACCUMULATION)	$24.10	$24.90	$12.57	$12.10	$10.00	$10.79

(1) Cost of investments:	$155,280	$39,959	$76,406	$513,198	$274,206	$74,112
Shares of investments:	8,131	2,474	2,211	31,486	14,833	6,161

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$169,425	$1,079,177	$343,384	$452,473	$27,579	$27,974
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York		7,092

Total assets	169,425	1,086,269	343,384	452,473	27,579	27,974

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	18	127	32	51	3	3

Total liabilities	18	127	32	51	3	3

NET ASSETS	$169,407	$1,086,142	$343,352	$452,422	$27,576	$27,971

NET ASSETS REPRESENTED BY:
Accumulation units	$169,407	$1,049,712	$343,352	$452,422	$27,576	$27,971
Contracts in payout phase		36,430

NET ASSETS	$169,407	$1,086,142	$343,352	$452,422	$27,576	$27,971

ACCUMULATION UNITS OUTSTANDING	6,794	22,608	26,739	38,457	2,551	2,589

UNIT VALUE (ACCUMULATION)	$24.93	$46.43	$12.84	$11.76	$10.81	$10.80

(1) Cost of investments:	$157,335	$654,165	$415,347	$525,972	$26,805	$26,805
Shares of investments:	9,089	53,610	13,936	48,497	1,226	1,159

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$48,139	$15,875	$111,407	$169,971
Investment income due and accrued
Receivable for investments sold
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	48,139	15,875	111,407	169,971

LIABILITIES:
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	5	2	2,402	20

Total liabilities	5	2	2,402	20

NET ASSETS	$48,134	$15,873	$109,005	$169,951

NET ASSETS REPRESENTED BY:
Accumulation units	$48,134	$15,873	$92,160	$169,951
Contracts in payout phase			16,845

NET ASSETS	$48,134	$15,873	$109,005	$169,951

ACCUMULATION UNITS OUTSTANDING	2,570	1,466	5,235	9,069

UNIT VALUE (ACCUMULATION)	$18.73	$10.83	$17.60	$18.74

(1) Cost of investments:	$48,143	$15,531	$90,366	$159,288
Shares of investments:	1,568	590	3,860	15,244

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH AND INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,926	$		$698	$		$		$5,301

EXPENSES:
Mortality and expense risk	9,480		2,351	434		586		3,258	1,228

NET INVESTMENT INCOME (LOSS)	(7,554)		(2,351)	264		(586)		(3,258)	4,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	57,851		27,300	249		171		36,933	4,352
Realized gain distributions	195,111					1,333

Net realized gain (loss) on investments	252,962		27,300	249		1,504		36,933	4,352

Change in net unrealized appreciation (depreciation)
on investments	(131,428)		(4,942)	3,781		7,279		(39,872)	(19,096)

Net realized and unrealized gain (loss) on investments	121,534		22,358	4,030		8,783		(2,939)	(14,744)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$113,980		$20,007	$4,294		$8,197		$(6,197)	$(10,671)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$9,640	$2,002	$9,950	$1,255	$3,745	$2,690

EXPENSES:
Mortality and expense risk	2,678	2,452	5,190	391	1,899	2,046

NET INVESTMENT INCOME (LOSS)	6,962	(450)	4,760	864	1,846	644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(12,769)	28,172	11,095	2,731	15,716	77,910
Realized gain distributions	86,422	33,014	51,836			24,675

Net realized gain (loss) on investments	73,653	61,186	62,931	2,731	15,716	102,585

Change in net unrealized appreciation (depreciation)
on investments	(1,616)	(37,492)	(12,955)	3,053	(32,262)	(65,724)

Net realized and unrealized gain (loss) on investments	72,037	23,694	49,976	5,784	(16,546)	36,861

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,999	$23,244	$54,736	$6,648	$(14,700)	$37,505

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
		(1)							(2)
INVESTMENT INCOME:
Dividends	$25,095	$2,110	$		$		$53	$

EXPENSES:
Mortality and expense risk	13,275	230		455		2,791	79		1

NET INVESTMENT INCOME (LOSS)	11,820	1,880		(455)		(2,791)	(26)		(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	81,784	(31)		6,066		22,697	(130)
Realized gain distributions		6,735		1,975		33,802	1,391

Net realized gain (loss) on investments	81,784	6,704		8,041		56,499	1,261

Change in net unrealized appreciation (depreciation)
on investments	93,305	(9,645)		(2,558)		24,798	(1,115)		26

Net realized and unrealized gain (loss) on investments	175,089	(2,941)		5,483		81,297	146		26

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$186,909	$(1,061)		$5,028		$78,506	$120		$25

(1) For the period August 1, 2014 to December 31, 2014
(2) For the period December 19, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP

INVESTMENT INCOME:
Dividends	$3,199	$214	$4,944	$1,480	$5,759	$5,812

EXPENSES:
Mortality and expense risk	4,232	2,043	5,914	1,158	3,177	6,016

NET INVESTMENT INCOME (LOSS)	(1,033)	(1,829)	(970)	322	2,582	(204)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	80,920	41,346	81,571	15,198	9,374	41,770
Realized gain distributions	49,283	29,633	45,201			33,101

Net realized gain (loss) on investments	130,203	70,979	126,772	15,198	9,374	74,871

Change in net unrealized appreciation (depreciation)
on investments	(101,850)	(77,984)	(47,553)	(5,307)	21,258	(32,764)

Net realized and unrealized gain (loss) on investments	28,353	(7,005)	79,219	9,891	30,632	42,107

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$27,320	$(8,834)	$78,249	$10,213	$33,214	$41,903

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP VALUE VIP	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II

INVESTMENT INCOME:
Dividends	$2,132	$616	$11,536	$511	$44,856	$2,255

EXPENSES:
Mortality and expense risk	2,185	536	5,163	550	18,346	1,071

NET INVESTMENT INCOME (LOSS)	(53)	80	6,373	(39)	26,510	1,184

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,310	1,993	170,061	151	(1,613)	(61,885)
Realized gain distributions	1,275	334	18,939			24,698

Net realized gain (loss) on investments	20,585	2,327	189,000	151	(1,613)	(37,187)

Change in net unrealized appreciation (depreciation)
on investments	(9,330)	4,337	(157,448)	5,609	53,506	34,304

Net realized and unrealized gain (loss) on investments	11,255	6,664	31,552	5,760	51,893	(2,883)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,202	$6,744	$37,925	$5,721	$78,403	$(1,699)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	GREAT-WEST SECURE-FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND
			(1)
INVESTMENT INCOME:
Dividends	$869	$1,775	$21,778	$7,984	$1,072	$13,030

EXPENSES:
Mortality and expense risk	258	2,605	3,266	4,772	1,054	6,115

NET INVESTMENT INCOME (LOSS)	611	(830)	18,512	3,212	18	6,915

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	8,817	17,051	(81)	65,786	644	75,987
Realized gain distributions	1,830	21,400	33,720		599	84,737

Net realized gain (loss) on investments	10,647	38,451	33,639	65,786	1,243	160,724

Change in net unrealized appreciation (depreciation)
on investments	(11,742)	(39,890)	(7,334)	(24,470)	7,309	(96,470)

Net realized and unrealized gain (loss) on investments	(1,095)	(1,439)	26,305	41,316	8,552	64,254

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(484)	$(2,269)	$44,817	$44,528	$8,570	$71,169

(1) For the period August 22, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$3,915	$10,848	$25	$		$		$8,418

EXPENSES:
Mortality and expense risk	755	5,343	459		538		1,918	4,068

NET INVESTMENT INCOME (LOSS)	3,160	5,505	(434)		(538)		(1,918)	4,350

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(26)	50,114	225		5,364		46,311	377
Realized gain distributions			7,179		5,329		18,014	12,568

Net realized gain (loss) on investments	(26)	50,114	7,404		10,693		64,325	12,945

Change in net unrealized appreciation (depreciation)
on investments	(2,785)	(55,662)	(4,731)		(9,116)		(42,428)	17,870

Net realized and unrealized gain (loss) on investments	(2,811)	(5,548)	2,673		1,577		21,897	30,815

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$349	$(43)	$2,239		$1,039		$19,979	$35,165

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO
						(1)
INVESTMENT INCOME:
Dividends	$32,857	$15,400	$92,831	$4,799	$		$1,014

EXPENSES:
Mortality and expense risk	16,462	3,874	24,658	3,818		5	2,355

NET INVESTMENT INCOME (LOSS)	16,395	11,526	68,173	981		(5)	(1,341)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	31,636	3,105	(10,601)	19,421			9,945
Realized gain distributions	54,323						20,015

Net realized gain (loss) on investments	85,959	3,105	(10,601)	19,421			29,960

Change in net unrealized appreciation (depreciation)
on investments	61,190	3,778	50,665	10,043		54	3,507

Net realized and unrealized gain (loss) on investments	147,149	6,883	40,064	29,464		54	33,467

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,544	$18,409	$108,237	$30,445		$49	$32,126

(1) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES

INVESTMENT INCOME:
Dividends	$12,202	$16,729	$14,142	$2,624	$14,322	$7,163

EXPENSES:
Mortality and expense risk	1,693	2,442	6,187	15,660	6,293	2,630

NET INVESTMENT INCOME (LOSS)	10,509	14,287	7,955	(13,036)	8,029	4,533

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(15,018)	(4,873)	(7,123)	398,991	66,218	5,350
Realized gain distributions	14,676	20,596	7,586	10,955		13,807

Net realized gain (loss) on investments	(342)	15,723	463	409,946	66,218	19,157

Change in net unrealized appreciation (depreciation)
on investments	(31,632)	(68,407)	(62,615)	(356,193)	(67,637)	12,806

Net realized and unrealized gain (loss) on investments	(31,974)	(52,684)	(62,152)	53,753	(1,419)	31,963

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(21,465)	$(38,397)	$(54,197)	$40,717	$6,610	$36,496

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
					(1)		(2)
INVESTMENT INCOME:
Dividends	$127	$6,393	$11,195	$		$3,960	$14

EXPENSES:
Mortality and expense risk	152	4,902	8,606		65	1,832	14

NET INVESTMENT INCOME (LOSS)	(25)	1,491	2,589		(65)	2,128

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	13	32,412	115,840		2	27,514	(1)
Realized gain distributions	464	39,216	45,673			6,970

Net realized gain (loss) on investments	477	71,628	161,513		2	34,484	(1)

Change in net unrealized appreciation (depreciation)
on investments	1,697	(21,582)	(151,454)		2,136	(61,473)	(1,483)

Net realized and unrealized gain (loss) on investments	2,174	50,046	10,059		2,138	(26,989)	(1,484)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,149	$51,537	$12,648		$2,073	$(24,861)	$(1,484)

(1) For the period August 13, 2014 to December 31, 2014
(2) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$101,333	$42,653	$91,033	$10	$2,339	$810

EXPENSES:
Mortality and expense risk	15,996	30,152	37,559	41	1,643	1,074

NET INVESTMENT INCOME (LOSS)	85,337	12,501	53,474	(31)	696	(264)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	34,278	40,183	26,809	(6)	18,314	3,341
Realized gain distributions				28	12,600	16,636

Net realized gain (loss) on investments	34,278	40,183	26,809	22	30,914	19,977

Change in net unrealized appreciation (depreciation)
on investments	(52,226)	(48,917)	75,975	(656)	(11,767)	(3,274)

Net realized and unrealized gain (loss) on investments	(17,948)	(8,734)	102,784	(634)	19,147	16,703

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$67,389	$3,767	$156,258	$(665)	$19,843	$16,439

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

INVESTMENT INCOME:
Dividends	$		$		$		$101	$4,799	$879

EXPENSES:
Mortality and expense risk		1,262		1,885		639	371	4,218	3,543

NET INVESTMENT INCOME (LOSS)		(1,262)		(1,885)		(639)	(270)	581	(2,664)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		17,975		18,748		(508)	14	19,085	51,636
Realized gain distributions		32,488							31,856

Net realized gain (loss) on investments		50,463		18,748		(508)	14	19,085	83,492

Change in net unrealized appreciation (depreciation)
on investments		(37,831)		(4,665)		(12,807)	840	37,168	16,396

Net realized and unrealized gain (loss) on investments		12,632		14,083		(13,315)	854	56,253	99,888

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$11,370		$12,198		$(13,954)	$584	$56,834	$97,224

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		PUTNAM VT INVESTORS FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND
		(1)
INVESTMENT INCOME:
Dividends	$		$		$10,186	$626	$166,552	$27,405

EXPENSES:
Mortality and expense risk		103		1,848	6,199	49,670	89,728	2,132

NET INVESTMENT INCOME (LOSS)		(103)		(1,848)	3,987	(49,044)	76,824	25,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		2		46,371	8,786		451,742	307
Realized gain distributions				22,670	25,927

Net realized gain (loss) on investments		2		69,041	34,713		451,742	307

Change in net unrealized appreciation (depreciation)
on investments		1,495		(65,782)	(3,260)		767,451	(26,634)

Net realized and unrealized gain (loss) on investments		1,497		3,259	31,453		1,219,193	(26,327)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$1,394		$1,411	$35,440	$(49,044)	$1,296,017	$(1,054)

(1) For the period July 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO
				(1)		(2)
INVESTMENT INCOME:
Dividends	$2,363	$176	$		$9,732	$4,225	$4,234

EXPENSES:
Mortality and expense risk	1,801	420		197	3,876	663	1,161

NET INVESTMENT INCOME (LOSS)	562	(244)		(197)	5,856	3,562	3,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	48,515	4,290		324	5,028	(157)	19,520
Realized gain distributions	16,487	5,640		5,562

Net realized gain (loss) on investments	65,002	9,930		5,886	5,028	(157)	19,520

Change in net unrealized appreciation (depreciation)
on investments	(44,126)	(7,915)		3,760	(77,757)	(7,357)	(16,100)

Net realized and unrealized gain (loss) on investments	20,876	2,015		9,646	(72,729)	(7,514)	3,420

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,438	$1,771		$9,449	$(66,873)	$(3,952)	$6,493

(1) For the period July 1, 2014 to December 31, 2014
(2) For the period June 2, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
								(1)		(1)
INVESTMENT INCOME:
Dividends	$		$13,503	$		$34,357	$		$

EXPENSES:
Mortality and expense risk		1,191	8,507		2,765	4,632		24		24

NET INVESTMENT INCOME (LOSS)		(1,191)	4,996		(2,765)	29,725		(24)		(24)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		7,846	109,973		(377)	(49,969)		1		1
Realized gain distributions		20,411				54,909

Net realized gain (loss) on investments		28,257	109,973		(377)	4,940		1		1

Change in net unrealized appreciation (depreciation)
on investments		(10,326)	133,012		(86,111)	(16,836)		774		1,169

Net realized and unrealized gain (loss) on investments		17,931	242,985		(86,488)	(11,896)		775		1,170

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$16,740	$247,981		$(89,253)	$17,829		$751		$1,146

(1) For the period October 29, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	INVESTMENT DIVISIONS
		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
				(1)
INVESTMENT INCOME:
Dividends	$		$		$77	$785

EXPENSES:
Mortality and expense risk		302		42	1,109	1,810

NET INVESTMENT INCOME (LOSS)		(302)		(42)	(1,032)	(1,025)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		4,604		1	24,355	(4,625)
Realized gain distributions		5,387

Net realized gain (loss) on investments		9,991		1	24,355	(4,625)

Change in net unrealized appreciation (depreciation)
on investments		(11,335)		344	(11,490)	13,485

Net realized and unrealized gain (loss) on investments		(1,344)		345	12,865	8,860

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$(1,646)		$303	$11,833	$7,835

(1) For the period August 13, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,554)	$(689)	$(2,351)	$(1,174)	$264	$206
Net realized gain (loss) on investments	252,962	9,178	27,300	9,584	249	185
Change in net unrealized appreciation (depreciation)
on investments	(131,428)	311,525	(4,942)	64,326	3,781	12,201

Increase (decrease) in net assets resulting
from operations	113,980	320,014	20,007	72,736	4,294	12,592

CONTRACT TRANSACTIONS:
Purchase payments received	2,379		2,379
Transfers for contract benefits and terminations	(43,234)	(10,975)	(753)	(4,373)		(1)
Net transfers	(6,430)	(245,006)	11,045	(9,877)
Contract maintenance charges	(95)		(16)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(47,380)	(255,981)	12,655	(14,250)		(1)

Total increase (decrease) in net assets	66,600	64,033	32,662	58,486	4,294	12,591

NET ASSETS:
Beginning of period	1,185,735	1,121,702	273,692	215,206	49,834	37,243

End of period	$1,252,335	$1,185,735	$306,354	$273,692	$54,128	$49,834

CHANGES IN UNITS OUTSTANDING:
Units issued	11,077	2,651	3,148	267
Units redeemed	(8,909)	(13,643)	(2,210)	(1,504)

Net increase (decrease)	2,168	(10,992)	938	(1,237)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(586)	$(325)	$(3,258)	$(103)	$4,073	$9,192
Net realized gain (loss) on investments	1,504	71	36,933	102,697	4,352	24,920
Change in net unrealized appreciation (depreciation)
on investments	7,279	16,716	(39,872)	(35,273)	(19,096)	5,320

Increase (decrease) in net assets resulting
from operations	8,197	16,462	(6,197)	67,321	(10,671)	39,432

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(3)	(31,227)	(213,100)	(104)	(65,322)
Net transfers			(68,174)	(148,876)	(14,823)	(31,740)
Contract maintenance charges			(31)	(7)	(6)
Adjustments to net assets allocated to contracts
in payout phase			2,229	1,118

Increase (decrease) in net assets resulting from
contract transactions		(3)	(97,203)	(360,865)	(14,933)	(97,062)

Total increase (decrease) in net assets	8,197	16,459	(103,400)	(293,544)	(25,604)	(57,630)

NET ASSETS:
Beginning of period	66,524	50,065	432,958	726,502	162,435	220,065

End of period	$74,721	$66,524	$329,558	$432,958	$136,831	$162,435

CHANGES IN UNITS OUTSTANDING:
Units issued			916	2,421
Units redeemed			(7,392)	(33,669)	(1,815)	(13,299)

Net increase (decrease)			(6,476)	(31,248)	(1,815)	(13,299)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,962	$2,839	$(450)	$(701)	$4,760	$4,105
Net realized gain (loss) on investments	73,653	48,189	61,186	51,075	62,931	65,297
Change in net unrealized appreciation (depreciation)
on investments	(1,616)	(47,525)	(37,492)	36,148	(12,955)	13,879

Increase (decrease) in net assets resulting
from operations	78,999	3,503	23,244	86,522	54,736	83,281

CONTRACT TRANSACTIONS:
Purchase payments received	13,992	9,960			120	320
Transfers for contract benefits and terminations	(3,217)	(4,722)	(20,447)	(97,063)	(6,901)	(19,005)
Net transfers	(76,154)	118,733	(64,410)	136,812	99,377	(10,957)
Contract maintenance charges			(30)		(9)	(3)
Adjustments to net assets allocated to contracts
in payout phase					1,060	(1,439)

Increase (decrease) in net assets resulting from
contract transactions	(65,379)	123,971	(84,887)	39,749	93,647	(31,084)

Total increase (decrease) in net assets	13,620	127,474	(61,643)	126,271	148,383	52,197

NET ASSETS:
Beginning of period	361,196	233,722	331,977	205,706	587,542	535,345

End of period	$374,816	$361,196	$270,334	$331,977	$735,925	$587,542

CHANGES IN UNITS OUTSTANDING:
Units issued	2,441	15,618	1,487	9,714	8,455	11,443
Units redeemed	(7,159)	(6,201)	(6,284)	(6,999)	(3,293)	(11,751)

Net increase (decrease)	(4,718)	9,417	(4,797)	2,715	5,162	(308)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$864	$830	$1,846	$2,113	$644	$1,117
Net realized gain (loss) on investments	2,731	138	15,716	231	102,585	15,665
Change in net unrealized appreciation (depreciation)
on investments	3,053	14,566	(32,262)	48,484	(65,724)	62,009

Increase (decrease) in net assets resulting
from operations	6,648	15,534	(14,700)	50,828	37,505	78,791

CONTRACT TRANSACTIONS:
Purchase payments received					4,230	1,178
Transfers for contract benefits and terminations	(1,824)	(1)	(28,934)	(700)	(1,958)	(39,827)
Net transfers	5,894		(84,619)	(5,000)	(151,242)	104,982
Contract maintenance charges			(28)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	4,070	(1)	(113,581)	(5,700)	(148,970)	66,333

Total increase (decrease) in net assets	10,718	15,533	(128,281)	45,128	(111,465)	145,124

NET ASSETS:
Beginning of period	59,988	44,455	287,521	242,393	363,497	218,373

End of period	$70,706	$59,988	$159,240	$287,521	$252,032	$363,497

CHANGES IN UNITS OUTSTANDING:
Units issued	835		1,346		8,030	5,812
Units redeemed	(331)		(6,055)	(309)	(13,257)	(2,187)

Net increase (decrease)	504		(4,709)	(309)	(5,227)	3,625

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,820	$11,699	$1,880	$(455)	$(200)
Net realized gain (loss) on investments	81,784	182,554	6,704	8,041	630
Change in net unrealized appreciation (depreciation)
on investments	93,305	184,855	(9,645)	(2,558)	11,842

Increase (decrease) in net assets resulting
from operations	186,909	379,108	(1,061)	5,028	12,272

CONTRACT TRANSACTIONS:
Purchase payments received	4,789	1,365
Transfers for contract benefits and terminations	(30,991)	(168,533)	(1,477)		(10)
Net transfers	181,591	(104,758)	102,395	37,550	30,654
Contract maintenance charges	(37)	(3)		(2)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	155,352	(271,929)	100,918	37,548	30,644

Total increase (decrease) in net assets	342,261	107,179	99,857	42,576	42,916

NET ASSETS:
Beginning of period	1,425,298	1,318,119		63,746	20,830

End of period	$1,767,559	$1,425,298	$99,857	$106,322	$63,746

CHANGES IN UNITS OUTSTANDING:
Units issued	17,641	12,964	10,084	5,295	2,457
Units redeemed	(9,466)	(30,291)	(149)	(951)	(814)

Net increase (decrease)	8,175	(17,327)	9,935	4,344	1,643

(1) For the period August 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,791)	$(651)	$(26)	$(64)	$(1)
Net realized gain (loss) on investments	56,499	1,110	1,261	10,908
Change in net unrealized appreciation (depreciation)
on investments	24,798	18,643	(1,115)	6,941	26

Increase (decrease) in net assets resulting
from operations	78,506	19,102	120	17,785	25

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(101)	(5,673)		(1,130)
Net transfers	101,197	128,958	147	(89,475)	3,392
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	101,096	123,285	147	(90,605)	3,392

Total increase (decrease) in net assets	179,602	142,387	267	(72,820)	3,417

NET ASSETS:
Beginning of period	167,637	25,250	11,212	84,032

End of period	$347,239	$167,637	$11,479	$11,212	$3,417

CHANGES IN UNITS OUTSTANDING:
Units issued	20,477	11,682	418	514	366
Units redeemed	(11,297)	(546)	(418)	(5,158)

Net increase (decrease)	9,180	11,136		(4,644)	366

(1) For the period December 19, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,033)	$(789)	$(1,829)	$(2,809)	$(970)	$3,245
Net realized gain (loss) on investments	130,203	25,369	70,979	31,493	126,772	18,140
Change in net unrealized appreciation (depreciation)
on investments	(101,850)	97,188	(77,984)	102,490	(47,553)	170,068

Increase (decrease) in net assets resulting
from operations	27,320	121,768	(8,834)	131,174	78,249	191,453

CONTRACT TRANSACTIONS:
Purchase payments received	1,740	1,740	15,158	10,790	15,218	10,850
Transfers for contract benefits and terminations	(13,003)	(11,811)	(408)	(11,951)	(125,683)	(79,158)
Net transfers	(115,904)	129,150	(218,076)	(266,460)	69,844	(2,073)
Contract maintenance charges	(8)	(3)	(1)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(127,175)	119,076	(203,327)	(267,621)	(40,621)	(70,381)

Total increase (decrease) in net assets	(99,855)	240,844	(212,161)	(136,447)	37,628	121,072

NET ASSETS:
Beginning of period	564,003	323,159	401,643	538,090	722,543	601,471

End of period	$464,148	$564,003	$189,482	$401,643	$760,171	$722,543

CHANGES IN UNITS OUTSTANDING:
Units issued	2,232	7,000	2,248	4,774	9,409	2,132
Units redeemed	(7,308)	(894)	(12,711)	(21,701)	(11,881)	(7,739)

Net increase (decrease)	(5,076)	6,106	(10,463)	(16,927)	(2,472)	(5,607)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DEUTSCHE CORE EQUITY VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL CAP INDEX VIP
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$322	$1,937	$2,582	$4,021	$(204)	$4,067
Net realized gain (loss) on investments	15,198	43,739	9,374	21,648	74,871	96,733
Change in net unrealized appreciation (depreciation)
on investments	(5,307)	27,547	21,258	54,311	(32,764)	58,408

Increase (decrease) in net assets resulting
from operations	10,213	73,223	33,214	79,980	41,903	159,208

CONTRACT TRANSACTIONS:
Purchase payments received					600	551
Transfers for contract benefits and terminations	(1,818)	(3,780)	(1,172)	(1,749)	(18,737)	(20,608)
Net transfers	(124,222)	(52,369)	98,840	(38,165)	405,321	(73,561)
Contract maintenance charges	(3)	(3)	(6)		(2)	(2)
Adjustments to net assets allocated to contracts
in payout phase	1,137	(743)

Increase (decrease) in net assets resulting from
contract transactions	(124,906)	(56,895)	97,662	(39,914)	387,182	(93,620)

Total increase (decrease) in net assets	(114,693)	16,328	130,876	40,066	429,085	65,588

NET ASSETS:
Beginning of period	266,590	250,262	323,613	283,547	511,711	446,123

End of period	$151,897	$266,590	$454,489	$323,613	$940,796	$511,711

CHANGES IN UNITS OUTSTANDING:
Units issued	1,312	17,554	8,543	3,180	26,447	4,160
Units redeemed	(10,369)	(22,526)	(1,364)	(5,933)	(3,548)	(8,247)

Net increase (decrease)	(9,057)	(4,972)	7,179	(2,753)	22,899	(4,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP VALUE VIP		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(53)	$1,550	$80	$272	$6,373	$12,178
Net realized gain (loss) on investments	20,585	45,491	2,327	274	189,000	192,509
Change in net unrealized appreciation (depreciation)
on investments	(9,330)	45,019	4,337	15,298	(157,448)	6,992

Increase (decrease) in net assets resulting
from operations	11,202	92,060	6,744	15,844	37,925	211,679

CONTRACT TRANSACTIONS:
Purchase payments received					13,992	9,960
Transfers for contract benefits and terminations	(309)	(87,835)	(2,552)	(1)	(50,964)	(119,159)
Net transfers	(31,364)	(19,369)			(508,616)	(359,967)
Contract maintenance charges	(6)				(17)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(31,679)	(107,204)	(2,552)	(1)	(545,605)	(469,166)

Total increase (decrease) in net assets	(20,477)	(15,144)	4,192	15,843	(507,680)	(257,487)

NET ASSETS:
Beginning of period	288,214	303,358	62,646	46,803	1,068,124	1,325,611

End of period	$267,737	$288,214	$66,838	$62,646	$560,444	$1,068,124

CHANGES IN UNITS OUTSTANDING:
Units issued	438	339			7,400	4,433
Units redeemed	(2,514)	(7,991)	(105)		(42,698)	(38,033)

Net increase (decrease)	(2,076)	(7,652)	(105)		(35,298)	(33,600)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(39)	$25	$26,510	$28,907	$1,184	$273
Net realized gain (loss) on investments	151	1,345	(1,613)	(8,473)	(37,187)	2,517
Change in net unrealized appreciation (depreciation)
on investments	5,609	16,428	53,506	(55,871)	34,304	28,442

Increase (decrease) in net assets resulting
from operations	5,721	17,798	78,403	(35,437)	(1,699)	31,232

CONTRACT TRANSACTIONS:
Purchase payments received				1,010
Transfers for contract benefits and terminations			(40,629)	(184,061)	(29,045)	(611)
Net transfers	(1)	(5,999)	1,662,795	403,433	(101,614)
Contract maintenance charges	(1)		(28)	(1)	(9)
Adjustments to net assets allocated to contracts
in payout phase			845	(836)

Increase (decrease) in net assets resulting from
contract transactions	(2)	(5,999)	1,622,983	219,545	(130,668)	(611)

Total increase (decrease) in net assets	5,719	11,799	1,701,386	184,108	(132,367)	30,621

NET ASSETS:
Beginning of period	62,570	50,771	1,511,018	1,326,910	232,596	201,975

End of period	$68,289	$62,570	$3,212,404	$1,511,018	$100,229	$232,596

CHANGES IN UNITS OUTSTANDING:
Units issued			95,753	28,177
Units redeemed		(392)	(5,853)	(23,981)	(8,060)	(38)

Net increase (decrease)		(392)	89,900	4,196	(8,060)	(38)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND		GREAT-WEST SECURE-FOUNDATION BALANCED FUND
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$611	$1,461	$(830)	$1,087	$18,512
Net realized gain (loss) on investments	10,647	1,675	38,451	21,118	33,639
Change in net unrealized appreciation (depreciation)
on investments	(11,742)	9,755	(39,890)	47,138	(7,334)

Increase (decrease) in net assets resulting
from operations	(484)	12,891	(2,269)	69,343	44,817

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(9,315)	(21,235)	(8,749)	(3,579)
Net transfers	(41,400)		81,403	31,585	2,008,085
Contract maintenance charges	(1)		(6)	(2)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(41,401)	(9,315)	60,162	22,834	2,004,506

Total increase (decrease) in net assets	(41,885)	3,576	57,893	92,177	2,049,323

NET ASSETS:
Beginning of period	68,723	65,147	276,204	184,027

End of period	$26,838	$68,723	$334,097	$276,204	$2,049,323

CHANGES IN UNITS OUTSTANDING:
Units issued			5,540	3,940	200,579
Units redeemed	(2,085)	(485)	(1,907)	(2,229)	(353)

Net increase (decrease)	(2,085)	(485)	3,633	1,711	200,226

(1) For the period August 22, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,212	$4,453	$18	$743	$6,915	$4,866
Net realized gain (loss) on investments	65,786	1,730	1,243	18,754	160,724	108,792
Change in net unrealized appreciation (depreciation)
on investments	(24,470)	123,996	7,309	16,058	(96,470)	126,372

Increase (decrease) in net assets resulting
from operations	44,528	130,179	8,570	35,555	71,169	240,030

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(38,171)	(1,892)	(441)	(12,102)	(37,719)	(25,107)
Net transfers	(47,570)	199,424		(36,299)	(145,286)	(119,511)
Contract maintenance charges			(19)		(17)	(4)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(85,741)	197,532	(460)	(48,401)	(183,022)	(144,622)

Total increase (decrease) in net assets	(41,213)	327,711	8,110	(12,846)	(111,853)	95,408

NET ASSETS:
Beginning of period	618,081	290,370	118,553	131,399	864,890	769,482

End of period	$576,868	$618,081	$126,663	$118,553	$753,037	$864,890

CHANGES IN UNITS OUTSTANDING:
Units issued	4,518	14,551			709	18,143
Units redeemed	(9,400)	(715)	(17)	(1,993)	(11,926)	(23,719)

Net increase (decrease)	(4,882)	13,836	(17)	(1,993)	(11,217)	(5,576)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,160	$3,350	$5,505	$3,377	$(434)	$(21)
Net realized gain (loss) on investments	(26)	(361)	50,114	54,529	7,404	5,986
Change in net unrealized appreciation (depreciation)
on investments	(2,785)	1,831	(55,662)	54,424	(4,731)	7,619

Increase (decrease) in net assets resulting
from operations	349	4,820	(43)	112,330	2,239	13,584

CONTRACT TRANSACTIONS:
Purchase payments received			1,250
Transfers for contract benefits and terminations		(3,807)	(6,533)	(39,326)
Net transfers	59,994	(2,000)	78,187	(156,577)	5,391	912
Contract maintenance charges	(16)		(10)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	59,978	(5,807)	72,894	(195,903)	5,391	912

Total increase (decrease) in net assets	60,327	(987)	72,851	(83,573)	7,630	14,496

NET ASSETS:
Beginning of period	82,629	83,616	600,878	684,451	62,396	47,900

End of period	$142,956	$82,629	$673,729	$600,878	$70,026	$62,396

CHANGES IN UNITS OUTSTANDING:
Units issued	6,119		23,095	6,972	760	686
Units redeemed	(1)	(293)	(18,956)	(22,875)	(228)	(625)

Net increase (decrease)	6,118	(293)	4,139	(15,903)	532	61

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(538)	$(477)	$(1,918)	$(2,730)	$4,350	$9,614
Net realized gain (loss) on investments	10,693	1,567	64,325	28,704	12,945	59,533
Change in net unrealized appreciation (depreciation)
on investments	(9,116)	16,779	(42,428)	44,946	17,870	48,112

Increase (decrease) in net assets resulting
from operations	1,039	17,869	19,979	70,920	35,165	117,259

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(1,476)		(35,218)	(3,883)	(25)	(266,565)
Net transfers	(12,072)	12,424	(125,024)
Contract maintenance charges			(33)	(6)	(25)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(13,548)	12,424	(160,275)	(3,889)	(50)	(266,565)

Total increase (decrease) in net assets	(12,509)	30,293	(140,296)	67,031	35,115	(149,306)

NET ASSETS:
Beginning of period	78,958	48,665	363,062	296,031	463,398	612,704

End of period	$66,449	$78,958	$222,766	$363,062	$498,513	$463,398

CHANGES IN UNITS OUTSTANDING:
Units issued	183	964	228
Units redeemed	(755)	(428)	(43,653)	(1,143)	(2)	(12,190)

Net increase (decrease)	(572)	536	(43,425)	(1,143)	(2)	(12,190)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,395	$16,327	$11,526	$15,212	$68,173	$69,020
Net realized gain (loss) on investments	85,959	91,864	3,105	24,298	(10,601)	56,928
Change in net unrealized appreciation (depreciation)
on investments	61,190	136,116	3,778	(46,084)	50,665	(153,815)

Increase (decrease) in net assets resulting
from operations	163,544	244,307	18,409	(6,574)	108,237	(27,867)

CONTRACT TRANSACTIONS:
Purchase payments received	120	192,635			5,995	5,510
Transfers for contract benefits and terminations	(14,677)	(236,227)	(43,032)	(47,930)	(104,209)	(487,194)
Net transfers	308,719	404,544	4,534	(94,823)	767,379	530,206
Contract maintenance charges	(62)	(3)	(14)		(61)	(2)
Adjustments to net assets allocated to contracts
in payout phase					323	(861)

Increase (decrease) in net assets resulting from
contract transactions	294,100	360,949	(38,512)	(142,753)	669,427	47,659

Total increase (decrease) in net assets	457,644	605,256	(20,103)	(149,327)	777,664	19,792

NET ASSETS:
Beginning of period	1,780,771	1,175,515	469,167	618,494	2,694,741	2,674,949

End of period	$2,238,415	$1,780,771	$449,064	$469,167	$3,472,405	$2,694,741

CHANGES IN UNITS OUTSTANDING:
Units issued	33,521	45,342	451		64,592	60,341
Units redeemed	(13,597)	(19,791)	(1,991)	(6,803)	(19,544)	(57,803)

Net increase (decrease)	19,924	25,551	(1,540)	(6,803)	45,048	2,538

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$981	$1,653	$(5)	$(1,341)	$(144)
Net realized gain (loss) on investments	19,421	28,216		29,960	3,182
Change in net unrealized appreciation (depreciation)
on investments	10,043	78,591	54	3,507	58,701

Increase (decrease) in net assets resulting
from operations	30,445	108,460	49	32,126	61,739

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(10,875)	(3,080)		(415)	(7,575)
Net transfers	(26,575)	(62,654)	2,500	(19,069)
Contract maintenance charges	(80)	(25)		(94)
Adjustments to net assets allocated to contracts
in payout phase	666	(563)

Increase (decrease) in net assets resulting from
contract transactions	(36,864)	(66,322)	2,500	(19,578)	(7,575)

Total increase (decrease) in net assets	(6,419)	42,138	2,549	12,548	54,164

NET ASSETS:
Beginning of period	440,617	398,479		270,978	216,814

End of period	$434,198	$440,617	$2,549	$283,526	$270,978

CHANGES IN UNITS OUTSTANDING:
Units issued	2,401	(1,075)	229
Units redeemed	(3,994)	(3,272)		(782)	(402)

Net increase (decrease)	(1,593)	(4,347)	229	(782)	(402)

(1) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,509	$4,391	$14,287	$6,248	$7,955	$2,313
Net realized gain (loss) on investments	(342)	(53,702)	15,723	(18,876)	463	21,359
Change in net unrealized appreciation (depreciation)
on investments	(31,632)	79,685	(68,407)	50,310	(62,615)	(52,828)

Increase (decrease) in net assets resulting
from operations	(21,465)	30,374	(38,397)	37,682	(54,197)	(29,156)

CONTRACT TRANSACTIONS:
Purchase payments received			300	276	3,476	1,179
Transfers for contract benefits and terminations	(44,086)	(130,906)		(33,661)	(41,030)	(99,305)
Net transfers	(4,150)	(17,981)	10,063	(77,074)	278,365	(315,713)
Contract maintenance charges	(58)	(9)	(23)		(10)	(2)
Adjustments to net assets allocated to contracts
in payout phase	1,081	(678)

Increase (decrease) in net assets resulting from
contract transactions	(47,213)	(149,574)	10,340	(110,459)	240,801	(413,841)

Total increase (decrease) in net assets	(68,678)	(119,200)	(28,057)	(72,777)	186,604	(442,997)

NET ASSETS:
Beginning of period	224,421	343,621	293,505	366,282	638,265	1,081,262

End of period	$155,743	$224,421	$265,448	$293,505	$824,869	$638,265

CHANGES IN UNITS OUTSTANDING:
Units issued	147	170	2,754	576	22,549	8,325
Units redeemed	(1,759)	(5,933)	(1,709)	(12,060)	(7,817)	(32,816)

Net increase (decrease)	(1,612)	(5,763)	1,045	(11,484)	14,732	(24,491)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE PORTFOLIO		MFS UTILITIES SERIES
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,036)	$(6,494)	$8,029	$2,928	$4,533	$2,959
Net realized gain (loss) on investments	409,946	347,442	66,218	50,183	19,157	40,280
Change in net unrealized appreciation (depreciation)
on investments	(356,193)	251,423	(67,637)	103,240	12,806	11,015

Increase (decrease) in net assets resulting
from operations	40,717	592,371	6,610	156,351	36,496	54,254

CONTRACT TRANSACTIONS:
Purchase payments received	3,479	550	4,228	550	1,699	300
Transfers for contract benefits and terminations	(90,782)	(131,045)	(33,978)	(147,636)	(2,455)	(1,345)
Net transfers	(531,550)	18,240	114,107	84,708	19,798	(81,424)
Contract maintenance charges	(40)		(30)	(17)	(15)	(4)
Adjustments to net assets allocated to contracts
in payout phase	593	(106)	1,255	1,747

Increase (decrease) in net assets resulting from
contract transactions	(618,300)	(112,361)	85,582	(60,648)	19,027	(82,473)

Total increase (decrease) in net assets	(577,583)	480,010	92,192	95,703	55,523	(28,219)

NET ASSETS:
Beginning of period	2,041,487	1,561,477	707,923	612,220	321,721	349,940

End of period	$1,463,904	$2,041,487	$800,115	$707,923	$377,244	$321,721

CHANGES IN UNITS OUTSTANDING:
Units issued	4,756	16,638	14,851	6,718	3,538	7,011
Units redeemed	(22,911)	(24,160)	(10,131)	(9,988)	(2,318)	(14,278)

Net increase (decrease)	(18,155)	(7,522)	4,720	(3,270)	1,220	(7,267)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25)	$(9)	$1,491	$284	$2,589	$5,753
Net realized gain (loss) on investments	477	(1,463)	71,628	100,862	161,513	89,607
Change in net unrealized appreciation (depreciation)
on investments	1,697	6,877	(21,582)	11,040	(151,454)	162,703

Increase (decrease) in net assets resulting
from operations	2,149	5,405	51,537	112,186	12,648	258,063

CONTRACT TRANSACTIONS:
Purchase payments received					3,479	1,376
Transfers for contract benefits and terminations		(2,750)	(3,983)	(6,370)	(95,353)	(27,724)
Net transfers	(1)	(3,698)	257,669	(8,806)	(57,108)	(167,087)
Contract maintenance charges	(4)		(7)	(13)	(25)	(5)
Adjustments to net assets allocated to contracts
in payout phase					282	(110)

Increase (decrease) in net assets resulting from
contract transactions	(5)	(6,448)	253,679	(15,189)	(148,725)	(193,550)

Total increase (decrease) in net assets	2,144	(1,043)	305,216	96,997	(136,077)	64,513

NET ASSETS:
Beginning of period	17,053	18,096	445,969	348,972	1,155,854	1,091,341

End of period	$19,197	$17,053	$751,185	$445,969	$1,019,777	$1,155,854

CHANGES IN UNITS OUTSTANDING:
Units issued			18,564	7,760	8,374	1,530
Units redeemed		(515)	(3,940)	(7,969)	(9,884)	(10,535)

Net increase (decrease)		(515)	14,624	(209)	(1,510)	(9,005)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA			PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
	2014	2014	2013		2014
	(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65)	$2,128	$875	$
Net realized gain (loss) on investments	2	34,484	5,199		(1)
Change in net unrealized appreciation (depreciation)
on investments	2,136	(61,473)	23,571		(1,483)

Increase (decrease) in net assets resulting
from operations	2,073	(24,861)	29,645		(1,484)

CONTRACT TRANSACTIONS:
Purchase payments received	2,380	3,579	600
Transfers for contract benefits and terminations
Net transfers	34,308	90,924	91,280		7,499
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	36,688	94,503	91,880		7,499

Total increase (decrease) in net assets	38,761	69,642	121,525		6,015

NET ASSETS:
Beginning of period		201,405	79,880

End of period	$38,761	$271,047	$201,405		$6,015

CHANGES IN UNITS OUTSTANDING:
Units issued	3,530	12,985	8,789		813
Units redeemed		(5,924)	(1,010)

Net increase (decrease)	3,530	7,061	7,779		813

(1) For the period August 13, 2014 to December 31, 2014
(2) For the period September 5, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$85,337	$115,267	$12,501	$21,183	$53,474	$82,256
Net realized gain (loss) on investments	34,278	88,619	40,183	53,285	26,809	110,167
Change in net unrealized appreciation (depreciation)
on investments	(52,226)	(98,156)	(48,917)	(109,454)	75,975	(374,646)

Increase (decrease) in net assets resulting
from operations	67,389	105,730	3,767	(34,986)	156,258	(182,223)

CONTRACT TRANSACTIONS:
Purchase payments received	4,795	4,495
Transfers for contract benefits and terminations	(27,713)	(244,381)	(278,373)	(258,959)	(242,141)	(446,078)
Net transfers	(1,696,655)	(55,203)	(158,022)	936,409	(2,590,734)	(3,697)
Contract maintenance charges	(10)		(39)	(1)	(52)	(5)
Adjustments to net assets allocated to contracts
in payout phase	2,443	(439)			965	(947)

Increase (decrease) in net assets resulting from
contract transactions	(1,717,140)	(295,528)	(436,434)	677,449	(2,831,962)	(450,727)

Total increase (decrease) in net assets	(1,649,751)	(189,798)	(432,667)	642,463	(2,675,704)	(632,950)

NET ASSETS:
Beginning of period	2,545,501	2,735,299	3,889,525	3,247,062	5,665,059	6,298,009

End of period	$895,750	$2,545,501	$3,456,858	$3,889,525	$2,989,355	$5,665,059

CHANGES IN UNITS OUTSTANDING:
Units issued	10,562	91,765	45,831	99,261	20,720	95,558
Units redeemed	(99,408)	(110,426)	(78,617)	(47,153)	(205,457)	(128,325)

Net increase (decrease)	(88,846)	(18,661)	(32,786)	52,108	(184,737)	(32,767)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(31)	$4	$696	$998	$(264)	$(124)
Net realized gain (loss) on investments	22	(6)	30,914	15,057	19,977	1,728
Change in net unrealized appreciation (depreciation)
on investments	(656)	(151)	(11,767)	41,638	(3,274)	26,652

Increase (decrease) in net assets resulting
from operations	(665)	(153)	19,843	57,693	16,439	28,256

CONTRACT TRANSACTIONS:
Purchase payments received			2,439	660
Transfers for contract benefits and terminations			(18,903)	(2,708)	(5,089)	(515)
Net transfers			(39,969)	(10,684)	5,627	1,778
Contract maintenance charges
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions			(56,433)	(12,732)	538	1,263

Total increase (decrease) in net assets	(665)	(153)	(36,590)	44,961	16,977	29,519

NET ASSETS:
Beginning of period	4,913	5,066	225,822	180,861	119,657	90,138

End of period	$4,248	$4,913	$189,232	$225,822	$136,634	$119,657

CHANGES IN UNITS OUTSTANDING:
Units issued			1,117	674	517	424
Units redeemed			(4,881)	(1,668)	(496)	(335)

Net increase (decrease)			(3,764)	(994)	21	89

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,262)	$(1,296)	$(1,885)	$(1,713)	$(639)	$(678)
Net realized gain (loss) on investments	50,463	21,558	18,748	48,148	(508)	(7,703)
Change in net unrealized appreciation (depreciation)
on investments	(37,831)	34,960	(4,665)	15,566	(12,807)	14,580

Increase (decrease) in net assets resulting
from operations	11,370	55,222	12,198	62,001	(13,954)	6,199

CONTRACT TRANSACTIONS:
Purchase payments received	3,479	1,178
Transfers for contract benefits and terminations	(52,985)	(927)	(34,632)	(3,558)	(2,239)	(11,625)
Net transfers	(20,576)	(27,323)	125,073	(185,165)	(4,497)	(13,662)
Contract maintenance charges	(13)		(12)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(70,095)	(27,072)	90,429	(188,723)	(6,736)	(25,287)

Total increase (decrease) in net assets	(58,725)	28,150	102,627	(126,722)	(20,690)	(19,088)

NET ASSETS:
Beginning of period	173,751	145,601	157,115	283,837	75,186	94,274

End of period	$115,026	$173,751	$259,742	$157,115	$54,496	$75,186

CHANGES IN UNITS OUTSTANDING:
Units issued	903	3,014	7,922		198
Units redeemed	(4,028)	(3,851)	(2,603)	(13,242)	(633)	(1,789)

Net increase (decrease)	(3,125)	(837)	5,319	(13,242)	(435)	(1,789)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(270)	$17	$581	$1,092	$(2,664)	$38
Net realized gain (loss) on investments	14		19,085	8,225	83,492	569
Change in net unrealized appreciation (depreciation)
on investments	840	(46)	37,168	27,490	16,396	36,309

Increase (decrease) in net assets resulting
from operations	584	(29)	56,834	36,807	97,224	36,916

CONTRACT TRANSACTIONS:
Purchase payments received					15,158	10,790
Transfers for contract benefits and terminations			(75,631)	(10,547)	(40,210)	(10)
Net transfers	218,647	2	728,175	94,452	320,037	96,151
Contract maintenance charges			(4)		(8)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	218,647	2	652,540	83,905	294,977	106,931

Total increase (decrease) in net assets	219,231	(27)	709,374	120,712	392,201	143,847

NET ASSETS:
Beginning of period	2,508	2,535	199,387	78,675	210,048	66,201

End of period	$221,739	$2,508	$908,761	$199,387	$602,249	$210,048

CHANGES IN UNITS OUTSTANDING:
Units issued	19,797		44,350	8,192	31,582	22,400
Units redeemed	(231)		(5,348)	(2,457)	(12,142)	(14,407)

Net increase (decrease)	19,566		39,002	5,735	19,440	7,993

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2014	2014	2013	2014	2013
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(103)	$(1,848)	$86	$3,987	$6,440
Net realized gain (loss) on investments	2	69,041	69,637	34,713	7,376
Change in net unrealized appreciation (depreciation)
on investments	1,495	(65,782)	32,656	(3,260)	130,958

Increase (decrease) in net assets resulting
from operations	1,394	1,411	102,379	35,440	144,774

CONTRACT TRANSACTIONS:
Purchase payments received				60	60
Transfers for contract benefits and terminations			(4,383)	(60,780)	(19,938)
Net transfers	50,516	(135,524)	(161,137)	99,147	(48,784)
Contract maintenance charges				(31)
Adjustments to net assets allocated to contracts
in payout phase				(84,864)

Increase (decrease) in net assets resulting from
contract transactions	50,516	(135,524)	(165,520)	(46,468)	(68,662)

Total increase (decrease) in net assets	51,910	(134,113)	(63,141)	(11,028)	76,112

NET ASSETS:
Beginning of period		327,249	390,390	721,404	645,292

End of period	$51,910	$193,136	$327,249	$710,376	$721,404

CHANGES IN UNITS OUTSTANDING:
Units issued	4,743	942	155	3,285	571
Units redeemed		(7,141)	(8,872)	(3,260)	(3,299)

Net increase (decrease)	4,743	(6,199)	(8,717)	25	(2,728)

(1) For the period July 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(49,044)	$(61,232)	$76,824	$77,422	$25,273	$1,615
Net realized gain (loss) on investments			451,742	288,758	307	557
Change in net unrealized appreciation (depreciation)
on investments			767,451	2,107,943	(26,634)	(4,210)

Increase (decrease) in net assets resulting
from operations	(49,044)	(61,232)	1,296,017	2,474,123	(1,054)	(2,038)

CONTRACT TRANSACTIONS:
Purchase payments received	4,964,284	1,845,495	2,490	3,601
Transfers for contract benefits and terminations	(285,512)	(3,151,399)	(202,929)	(429,340)	(20,562)	(52,194)
Net transfers	(2,401,077)	(1,069,930)	107,731	611,016	827,376	(70,736)
Contract maintenance charges	(1,024)	(1,149)	(296)	(5)
Adjustments to net assets allocated to contracts
in payout phase	1,718	(4,581)	4,687	(1,122)

Increase (decrease) in net assets resulting from
contract transactions	2,278,389	(2,381,564)	(88,317)	184,150	806,814	(122,930)

Total increase (decrease) in net assets	2,229,345	(2,442,796)	1,207,700	2,658,273	805,760	(124,968)

NET ASSETS:
Beginning of period	5,258,608	7,701,404	10,459,026	7,800,753	88,265	213,233

End of period	$7,487,953	$5,258,608	$11,666,726	$10,459,026	$894,025	$88,265

CHANGES IN UNITS OUTSTANDING:
Units issued	829,490	643,232	79,648	93,119	68,101	1,689
Units redeemed	(636,471)	(834,912)	(60,615)	(67,436)	(1,598)	(11,453)

Net increase (decrease)	193,019	(191,680)	19,033	25,683	66,503	(9,764)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2014	2013	2014	2013	2014
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$562	$3,203	$(244)	$(404)	$(197)
Net realized gain (loss) on investments	65,002	57,443	9,930	18,390	5,886
Change in net unrealized appreciation (depreciation)
on investments	(44,126)	4,226	(7,915)	4,184	3,760

Increase (decrease) in net assets resulting
from operations	21,438	64,872	1,771	22,170	9,449

CONTRACT TRANSACTIONS:
Purchase payments received	14,992	9,960
Transfers for contract benefits and terminations	140			(13,909)
Net transfers	(243,616)	68,185	(59,150)	19,682	70,710
Contract maintenance charges	(4)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(228,488)	78,145	(59,150)	5,773	70,710

Total increase (decrease) in net assets	(207,050)	143,017	(57,379)	27,943	80,159

NET ASSETS:
Beginning of period	350,880	207,863	93,577	65,634

End of period	$143,830	$350,880	$36,198	$93,577	$80,159

CHANGES IN UNITS OUTSTANDING:
Units issued	5,126	11,160	1,454	920	6,568
Units redeemed	(15,141)	(7,566)	(3,981)	(669)	(191)

Net increase (decrease)	(10,015)	3,594	(2,527)	251	6,377

(1) For the period July 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,856	$3,074	$3,562	$3,073	$5,280
Net realized gain (loss) on investments	5,028	3,129	(157)	19,520	25,525
Change in net unrealized appreciation (depreciation)
on investments	(77,757)	32,157	(7,357)	(16,100)	3,362

Increase (decrease) in net assets resulting
from operations	(66,873)	38,360	(3,952)	6,493	34,167

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(23,505)	(2,880)		(18,119)	(4,328)
Net transfers	286,664	152,325	270,777	(36,951)	(88,843)
Contract maintenance charges				(13)
Adjustments to net assets allocated to contracts
in payout phase				1,282	(23)

Increase (decrease) in net assets resulting from
contract transactions	263,159	149,445	270,777	(53,801)	(93,194)

Total increase (decrease) in net assets	196,286	187,805	266,825	(47,308)	(59,027)

NET ASSETS:
Beginning of period	277,532	89,727		149,407	208,434

End of period	$473,818	$277,532	$266,825	$102,099	$149,407

CHANGES IN UNITS OUTSTANDING:
Units issued	23,236	14,760	26,958	212	230
Units redeemed	(4,310)	(2,488)	(281)	(5,060)	(9,325)

Net increase (decrease)	18,926	12,272	26,677	(4,848)	(9,095)

(1) For the period June 2, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND		UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,191)	$(450)	$4,996	$2,242	$(2,765)	$(644)
Net realized gain (loss) on investments	28,257	1,540	109,973	49,069	(377)	1,557
Change in net unrealized appreciation (depreciation)
on investments	(10,326)	18,663	133,012	(33,454)	(86,111)	30,992

Increase (decrease) in net assets resulting
from operations	16,740	19,753	247,981	17,857	(89,253)	31,905

CONTRACT TRANSACTIONS:
Purchase payments received	15,158	10,790	5,665	5,750
Transfers for contract benefits and terminations		(537)	(122,531)	(107,111)		(66,544)
Net transfers	50,580	6,920	(38,272)	(49,072)	54,723	107,862
Contract maintenance charges			(75)	(2)
Adjustments to net assets allocated to contracts
in payout phase			2,556	(2,957)

Increase (decrease) in net assets resulting from
contract transactions	65,738	17,173	(152,657)	(153,392)	54,723	41,318

Total increase (decrease) in net assets	82,478	36,926	95,324	(135,535)	(34,530)	73,223

NET ASSETS:
Beginning of period	86,929	50,003	990,818	1,126,353	377,882	304,659

End of period	$169,407	$86,929	$1,086,142	$990,818	$343,352	$377,882

CHANGES IN UNITS OUTSTANDING:
Units issued	4,143	926	3,629	1,519	3,452	7,188
Units redeemed	(1,245)	(29)	(7,644)	(5,488)	(288)	(4,420)

Net increase (decrease)	2,898	897	(4,015)	(3,969)	3,164	2,768

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2014	2013	2014	2014
			(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,725	$12,137	$(24)	$(24)
Net realized gain (loss) on investments	4,940	(2,527)	1	1
Change in net unrealized appreciation (depreciation)
on investments	(16,836)	(86,853)	774	1,169

Increase (decrease) in net assets resulting
from operations	17,829	(77,243)	751	1,146

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(66,306)	(86,804)
Net transfers	(155,726)	(46,947)	26,825	26,825
Contract maintenance charges	(12)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(222,044)	(133,751)	26,825	26,825

Total increase (decrease) in net assets	(204,215)	(210,994)	27,576	27,971

NET ASSETS:
Beginning of period	656,637	867,631

End of period	$452,422	$656,637	$27,576	$27,971

CHANGES IN UNITS OUTSTANDING:
Units issued	2,281	8,107	2,551	2,589
Units redeemed	(20,400)	(18,865)

Net increase (decrease)	(18,119)	(10,758)	2,551	2,589

(1) For the period October 29, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2014	2013	2014	2014	2013
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(302)	$(319)	$(42)	$(1,032)	$(831)
Net realized gain (loss) on investments	9,991	5,554	1	24,355	33,304
Change in net unrealized appreciation (depreciation)
on investments	(11,335)	9,726	344	(11,490)	1,093

Increase (decrease) in net assets resulting
from operations	(1,646)	14,961	303	11,833	33,566

CONTRACT TRANSACTIONS:
Purchase payments received	17,471	11,337		2,379
Transfers for contract benefits and terminations				(4,597)	(3,532)
Net transfers	(17,492)	(20,153)	15,570	(14,516)	(53,792)
Contract maintenance charges				(7)
Adjustments to net assets allocated to contracts
in payout phase				1,936	(421)

Increase (decrease) in net assets resulting from
contract transactions	(21)	(8,816)	15,570	(14,805)	(57,745)

Total increase (decrease) in net assets	(1,667)	6,145	15,873	(2,972)	(24,179)

NET ASSETS:
Beginning of period	49,801	43,656		111,977	136,156

End of period	$48,134	$49,801	$15,873	$109,005	$111,977

CHANGES IN UNITS OUTSTANDING:
Units issued	2,169	1,065	1,466	2,906	1,356
Units redeemed	(2,249)	(1,734)		(3,543)	(5,154)

Net increase (decrease)	(80)	(669)	1,466	(637)	(3,798)

(1) For the period August 13, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2014 AND 2013

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2014	2013

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,025)	$(321)
Net realized gain (loss) on investments	(4,625)	(982)
Change in net unrealized appreciation (depreciation)
on investments	13,485	28,285

Increase (decrease) in net assets resulting
from operations	7,835	26,982

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(50,751)
Net transfers	(4,000)	(6,908)
Contract maintenance charges	(5)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(54,756)	(6,908)

Total increase (decrease) in net assets	(46,921)	20,074

NET ASSETS:
Beginning of period	216,872	196,798

End of period	$169,951	$216,872

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed	(2,918)	(389)

Net increase (decrease)	(2,918)	(389)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” (ASC Topic 946). It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.
Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

Investment Division	Purchases	Sales
Alger Large Cap Growth Portfolio	$392,120	$251,935
Alger Mid Cap Growth Portfolio	60,543	50,235
Alliancebernstein VPS Growth And Income Portfolio	698	434
Alliancebernstein VPS Growth Portfolio	1,333	585

Investment Division	Purchases	Sales
Alliancebernstein VPS International Growth Portfolio	$9,959	$112,661
Alliancebernstein VPS International Value Portfolio	5,301	16,163
Alliancebernstein VPS Real Estate Investment Portfolio	131,009	103,002
Alliancebernstein VPS Small/Mid Cap Value Portfolio	61,086	113,417
American Century Investments VP Balanced Fund	211,142	61,942
American Century Investments VP Income & Growth Fund	10,149	5,214
American Century Investments VP International Fund	17,034	128,784
American Century Investments VP Mid Cap Value Fund	198,843	322,504
American Century Investments VP Value Fund	351,400	184,188
Blackrock Global Allocation VI Fund	111,240	1,696
Columbia Variable Portfolio - Marsico 21St Century Fund	60,323	21,251
Columbia Variable Portfolio - Seligman Global Technology Fund	293,041	160,913
Columbia Variable Portfolio - Small Cap Value Fund	10,171	8,659
Delaware VIP Emerging Markets Series	3,392	1
Delaware VIP Small Cap Value Series	101,433	180,368
Delaware VIP Smid Cap Growth Series	74,176	249,718
Deutsche Capital Growth VIP	191,141	187,528
Deutsche Core Equity VIP	18,373	144,107
Deutsche Large Cap Value VIP	126,334	26,074
Deutsche Small Cap Index VIP	515,104	94,983
Deutsche Small Mid Cap Value VIP	10,239	40,698
Dreyfus IP Midcap Stock Portfolio	950	3,087
Dreyfus VIF Appreciation Portfolio	154,847	675,186
Dreyfus VIF Growth And Income Portfolio	511	551
Federated Fund For Us Government Securities II	1,778,545	129,702
Federated Managed Tail Risk Fund II	26,952	131,753
Federated Managed Volatility Fund II	2,699	41,664
Franklin Small Cap Value Securities Fund	114,246	33,508
Great-West Securefoundation Balanced Fund	2,063,583	6,650
Invesco V.I. Comstock Fund	81,417	163,951
Invesco V.I. Core Equity Fund	1,671	1,516
Invesco V.I. Growth & Income Fund	107,618	198,998
Invesco V.I. High Yield Fund	63,909	765
Invesco V.I. International Growth Fund	321,262	242,851
Invesco V.I. Mid Cap Core Equity Fund	16,808	4,671
Invesco V.I. Small Cap Equity Fund	9,657	18,415
Invesco V.I. Technology Fund	20,514	164,709
Janus Aspen Balanced Portfolio Institutional Shares	20,986	4,145
Janus Aspen Balanced Portfolio Service Shares	601,097	236,230
Janus Aspen Flexible Bond Portfolio Institutional Shares	19,934	46,923
Janus Aspen Flexible Bond Portfolio Service Shares	1,044,482	307,107

Investment Division	Purchases	Sales
Janus Aspen Global Research Portfolio	$27,233	$63,788
Janus Aspen Global Technology Portfolio	2,500	5
Janus Aspen Janus Portfolio	21,029	21,931
Janus Aspen Overseas Portfolio Institutional Shares	26,878	49,995
Janus Aspen Overseas Portfolio Service Shares	64,918	19,698
Lazard Retirement Emerging Markets Equity Portfolio	395,194	138,832
LVIP Baron Growth Opportunities Fund	107,505	728,544
MFS International Value Portfolio	309,027	216,658
MFS Utilities Series	71,864	34,490
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	590	156
NVIT Mid Cap Index Fund	385,690	91,273
Oppenheimer Global Fund/VA	156,085	256,846
Oppenheimer Main Street Small Cap Fund/VA	36,688	61
Oppenhiemer International Growth Fund/VA	183,435	79,828
Pimco VIT Commodity RealReturn Strategy Portfolio	7,514	14
Pimco VIT High Yield Portfolio	265,800	1,900,240
Pimco VIT Low Duration Portfolio	636,385	1,060,351
Pimco VIT Total Return Portfolio	403,563	3,183,323
Pioneer Emerging Markets VCT Portfolio	37	41
Pioneer Fund VCT Portfolio	30,151	73,290
Pioneer Mid Cap Value VCT Portfolio	25,198	8,286
Pioneer Select Mid Cap Growth VCT Portfolio	48,741	87,616
Prudential Series Fund Equity Portfolio	136,087	47,531
Prudential Series Fund Natural Resources Portfolio	3,206	10,584
Putnam VT American Government Income Fund	221,346	2,945
Putnam VT Equity Income Fund	736,396	83,198
Putnam VT Global Health Care Fund	526,040	201,824
Putnam VT Investors Fund	50,516	98
Royce Capital Fund - Small-Cap Portfolio	43,583	158,298
Schwab Markettrack Growth Portfolio II	154,054	85,736
Schwab Money Market Portfolio	8,747,196	6,519,316
Schwab S&P 500 Index Portfolio	1,494,706	1,510,767
Sentinel Variable Products Bond Fund	854,892	22,719
Sentinel Variable Products Common Stock Fund	138,133	349,594
Sentinel Variable Products Small Company Fund	40,143	93,903
T. Rowe Price Health Sciences Portfolio	78,613	2,531
Templeton Foreign VIP Fund	330,592	61,556
Templeton Global Bond VIP Fund	277,868	3,505
Third Avenue Value Portfolio	4,234	56,249
Touchstone VST Mid Cap Growth Fund	112,922	27,954
Universal Institutional Funds U.S. Real Estate Portfolio	163,595	313,800

Investment Division	Purchases	Sales
Van Eck VIP Global Hard Assets Fund	$58,988	$7,033
Van Eck VIP Unconstrained Emerging Markets Bond Fund	118,039	255,472
Vanguard VIF Mid-Cap Index Portfolio	26,826	22
Vanguard VIF Small Company Growth Portfolio	26,826	22
Wells Fargo Advantage VT Discovery Fund	44,683	39,619
Wells Fargo Advantage VT Omega Growth Fund	15,570	40
Wells Fargo Advantage VT Opportunity Fund	44,191	61,964
Wells Fargo Advantage VT Small Cap Value Fund	785	56,571

3.	EXPENSE AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Transfer Fees
The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Acount. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee
The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements.  All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER LARGE CAP GROWTH PORTFOLIO
2,014	48	$29.25	to	$15.33	$1,252	0.17%	0.65%	to	0.85%	10.05%	to	10.29%
2,013	46	$26.58	to	$13.90	$1,186	0.78%	0.65%	to	0.85%	33.90%	to	34.17%
2,012	57	$19.85	to	$10.36	$1,121	1.15%	0.65%	to	0.85%	8.95%	to	9.17%
2,011	60	$18.22	to	$9.49	$1,085	0.99%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2,010	63	$18.44	to	$9.58	$1,137	0.73%	0.65%	to	0.85%	12.44%	to	12.57%
ALGER MID CAP GROWTH PORTFOLIO
2,014	16	$22.66	to	$13.04	$306	0.00%	0.65%	to	0.85%	7.09%	to	7.33%
2,013	15	$21.16	to	$12.15	$274	0.33%	0.65%	to	0.85%	34.69%	to	35.00%
2,012	17	$15.71	to	$9.00	$216	0.00%	0.65%	to	0.85%	15.26%	to	15.38%
2,011	22	$13.13	to	$13.13	$284	0.34%	0.85%	to	0.85%	(9.07)%	to	(9.07)%
2,010	29	$14.99	to	$8.56	$381	0.00%	0.65%	to	0.85%	18.36%	to	18.72%
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
2,014	3	$16.40	to	$16.40	$54	1.37%	0.85%	to	0.85%	8.61%	to	8.61%
2,013	3	$15.10	to	$15.10	$50	1.32%	0.85%	to	0.85%	33.87%	to	33.87%
2,012	3	$11.28	to	$11.28	$37	1.59%	0.85%	to	0.85%	16.53%	to	16.53%
2,011	3	$9.68	to	$9.68	$32	1.32%	0.85%	to	0.85%	5.33%	to	5.33%
2,010	3	$9.19	to	$9.19	$30	0.00%	0.85%	to	0.85%	12.19%	to	12.19%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2,014	5	$16.16	to	$15.96	$75	0.00%	0.85%	to	0.85%	12.38%	to	11.06%
2,013	5	$14.37	to	$14.37	$67	0.28%	0.85%	to	0.85%	32.93%	to	32.93%
2,012	4	$10.81	to	$10.81	$50	0.06%	0.85%	to	0.85%	12.72%	to	12.72%
2,011	4	$9.59	to	$9.59	$41	0.00%	0.85%	to	0.85%	0.42%	to	0.42%
2,010	5	$9.55	to	$9.55	$43	0.23%	0.85%	to	0.85%	14.08%	to	14.08%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2,014	22	$14.91	to	$8.67	$330	0.00%	0.65%	to	0.85%	(1.97)%	to	(1.81)%
2,013	29	$15.21	to	$8.83	$433	0.80%	0.65%	to	0.85%	12.58%	to	12.77%
2,012	60	$13.51	to	$7.83	$727	1.70%	0.65%	to	0.85%	14.59%	to	14.81%
2,011	59	$11.79	to	$6.82	$628	3.03%	0.65%	to	0.85%	(16.56)%	to	(16.32)%
2,010	74	$14.13	to	$8.15	$930	2.07%	0.65%	to	0.85%	11.94%	to	12.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2,014	19	$7.85	to	$6.92	$137	3.61%	0.65%	to	0.85%	(6.99)%	to	(6.86)%
2,013	20	$8.44	to	$7.43	$162	5.46%	0.65%	to	0.85%	21.97%	to	22.20%
2,012	34	$6.92	to	$6.08	$221	1.55%	0.65%	to	0.85%	13.63%	to	13.86%
2,011	37	$6.09	to	$5.34	$229	4.00%	0.65%	to	0.85%	(19.97)%	to	(19.82)%
2,010	41	$7.61	to	$6.66	$309	2.50%	0.65%	to	0.85%	3.71%	to	3.90%
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2,014	24	$15.67	to	$15.88	$375	2.66%	0.65%	to	0.85%	24.27%	to	24.55%
2,013	28	$12.61	to	$12.75	$361	1.53%	0.65%	to	0.85%	3.36%	to	3.49%
2,012	19	$12.20	to	$12.32	$234	1.12%	0.65%	to	0.85%	20.20%	to	20.43%
2,011	16	$10.15	to	$10.23	$162	1.35%	0.65%	to	0.85%	8.09%	to	8.37%
2,010	13	$9.39	to	$9.44	$120	1.05%	0.65%	to	0.85%	25.20%	to	25.53%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
2,014	14	$19.05	to	$17.83	$270	0.67%	0.65%	to	0.85%	8.24%	to	8.45%
2,013	19	$17.60	to	$16.44	$332	0.52%	0.65%	to	0.85%	36.86%	to	37.23%
2,012	17	$12.86	to	$11.98	$205	0.53%	0.65%	to	0.85%	17.77%	to	17.91%
2,011	22	$10.92	to	$10.16	$231	0.50%	0.65%	to	0.85%	(9.15)%	to	(8.96)%
2,010	24	$12.02	to	$11.16	$281	0.51%	0.65%	to	0.85%	25.81%	to	26.10%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2,014	40	$19.95	to	$15.12	$736	1.55%	0.65%	to	0.85%	8.90%	to	9.17%
2,013	35	$18.32	to	$13.85	$588	1.60%	0.65%	to	0.85%	16.47%	to	16.68%
2,012	35	$15.73	to	$11.87	$535	2.16%	0.65%	to	0.85%	10.85%	to	11.04%
2,011	33	$14.19	to	$10.69	$447	1.94%	0.65%	to	0.85%	4.42%	to	4.70%
2,010	36	$13.59	to	$10.21	$469	1.92%	0.65%	to	0.85%	10.69%	to	10.86%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2,014	5	$15.91	to	$10.69	$71	1.84%	0.65%	to	0.65%	11.81%	to	6.90%
2,013	4	$14.24	to	$14.24	$60	2.23%	0.65%	to	0.65%	34.88%	to	34.88%
2,012	4	$10.55	to	$10.55	$44	2.08%	0.65%	to	0.65%	14.05%	to	14.05%
2,011	4	$9.25	to	$9.25	$41	1.58%	0.65%	to	0.65%	2.44%	to	2.44%
2,010	4	$8.98	to	$9.03	$40	1.25%	0.65%	to	0.85%	13.10%	to	13.44%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2,014	9	$20.28	to	$9.41	$159	1.63%	0.65%	to	0.85%	(6.33)%	to	(5.90)%
2,013	13	$21.65	to	$21.65	$288	1.66%	0.85%	to	0.85%	21.42%	to	21.42%
2,012	14	$17.83	to	$17.83	$242	0.90%	0.85%	to	0.85%	20.07%	to	20.07%
2,011	16	$14.85	to	$14.85	$238	1.38%	0.85%	to	0.85%	(12.75)%	to	(12.75)%
2,010	18	$17.02	to	$17.02	$311	2.28%	0.85%	to	0.85%	12.33%	to	12.33%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2,014	11	$25.98	to	$10.92	$252	0.93%	0.65%	to	0.85%	15.26%	to	9.20%
2,013	16	$22.54	to	$22.75	$363	1.10%	0.65%	to	0.85%	28.80%	to	29.04%
2,012	13	$17.50	to	$17.63	$218	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
2,011	8	$15.19	to	$15.27	$116	1.31%	0.65%	to	0.85%	(1.68)%	to	(1.48)%
2,010	6	$15.45	to	$15.50	$79	2.12%	0.65%	to	0.85%	18.22%	to	18.23%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2,014	82	$23.88	to	$16.57	$1,768	1.56%	0.65%	to	0.85%	12.11%	to	12.34%
2,013	74	$21.30	to	$14.75	$1,425	1.65%	0.65%	to	0.85%	30.59%	to	30.88%
2,012	91	$16.31	to	$11.27	$1,318	1.94%	0.65%	to	0.85%	13.58%	to	13.84%
2,011	87	$14.36	to	$9.90	$1,110	2.05%	0.65%	to	0.85%	0.21%	to	0.41%
2,010	81	$14.33	to	$9.86	$1,063	2.22%	0.65%	to	0.85%	12.44%	to	12.69%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2,014	10		$10.04	to	$10.06	$100	2.18%	0.65%	to	0.85%	0.40%	to	0.60%
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2,014	7		$22.53	to	$22.79	$106	0.00%	0.65%	to	0.85%	7.90%	to	8.11%
2,013	3		$20.88	to	$21.08	$64	0.21%	0.65%	to	0.85%	40.80%	to	41.10%
2,012	1		$14.83	to	$14.83	$21	0.00%	0.85%	to	0.85%	10.18%	to	10.18%
2,011	1		$13.46	to	$13.46	$8	0.00%	0.85%	to	0.85%	(12.88)%	to	(12.88)%
2,010	1		$15.45	to	$15.45	$18	0.00%	0.85%	to	0.85%	15.76%	to	15.76%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2,014	23		$15.16	to	$15.28	$347	0.00%	0.65%	to	0.85%	24.06%	to	24.33%
2,013	14		$12.22	to	$12.29	$168	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2,012	3		$9.82	to	$9.82	$25	0.00%	0.85%	to	0.85%	6.05%	to	6.05%
2,011	3		$9.26	to	$9.27	$26	0.00%	0.65%	to	0.85%	(7.40)%	to	(7.30)%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2,014	1		$22.08	to	$22.33	$11	0.44%	0.65%	to	0.85%	2.17%	to	2.38%
2,013	1		$21.61	to	$21.81	$11	0.63%	0.65%	to	0.85%	32.90%	to	33.15%
2,012	5		$16.26	to	$16.38	$84	0.29%	0.65%	to	0.85%	10.31%	to	10.53%
2,011	5		$14.74	to	$14.82	$78	0.56%	0.65%	to	0.85%	(6.94)%	to	(6.73)%
2,010	11		$15.84	to	$15.89	$175	1.17%	0.65%	to	0.85%	25.43%	to	25.61%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2,014	0	*	$9.34	to	$9.34	$3	0.00%	0.65%	to	0.65%	(6.60)%	to	(6.60)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DELAWARE VIP SMALL CAP VALUE SERIES
2,014	18	$30.34	to	$10.26	$464	0.61%	0.65%	to	0.85%	4.95%	to	2.60%
2,013	23	$28.91	to	$17.35	$564	0.63%	0.65%	to	0.85%	32.37%	to	32.65%
2,012	17	$21.84	to	$13.08	$323	0.58%	0.65%	to	0.85%	12.98%	to	13.25%
2,011	16	$19.33	to	$11.55	$287	0.53%	0.65%	to	0.85%	(2.18)%	to	(2.04)%
2,010	15	$19.76	to	$11.79	$271	0.75%	0.65%	to	0.85%	31.17%	to	31.44%
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2,014	9	$20.94	to	$21.22	$189	0.08%	0.65%	to	0.85%	2.30%	to	2.51%
2,013	19	$20.47	to	$20.70	$402	0.02%	0.65%	to	0.85%	40.11%	to	40.43%
2,012	37	$14.85	to	$14.74	$538	0.26%	0.65%	to	0.85%	10.08%	to	10.25%
2,011	25	$13.49	to	$13.37	$340	1.07%	0.65%	to	0.85%	7.23%	to	7.48%
2,010	19	$12.58	to	$12.44	$240	0.00%	0.65%	to	0.85%	35.17%	to	35.36%
DEUTSCHE CAPITAL GROWTH VIP
2,014	45	$17.49	to	$16.17	$760	0.67%	0.65%	to	0.85%	12.04%	to	12.29%
2,013	47	$15.61	to	$14.40	$723	1.31%	0.65%	to	0.85%	33.53%	to	33.70%
2,012	52	$11.69	to	$10.77	$601	0.82%	0.65%	to	0.85%	15.06%	to	15.31%
2,011	71	$10.16	to	$9.34	$697	0.65%	0.65%	to	0.85%	(5.31)%	to	(5.08)%
2,010	54	$10.73	to	$9.84	$558	0.70%	0.65%	to	0.85%	15.74%	to	15.90%
DEUTSCHE CORE EQUITY VIP
2,014	8	$15.78	to	$16.68	$152	0.99%	0.65%	to	0.85%	10.89%	to	11.05%
2,013	17	$14.23	to	$15.02	$267	1.53%	0.65%	to	0.85%	36.17%	to	36.42%
2,012	22	$10.45	to	$11.01	$250	1.21%	0.65%	to	0.85%	14.84%	to	15.05%
2,011	13	$9.10	to	$9.57	$138	1.23%	0.65%	to	0.85%	(0.98)%	to	(1.14)%
2,010	13	$9.19	to	$9.68	$142	1.60%	0.65%	to	0.85%	13.43%	to	13.08%
DEUTSCHE LARGE CAP VALUE VIP
2,014	27	$17.79	to	$13.60	$454	1.34%	0.65%	to	0.85%	9.81%	to	10.03%
2,013	20	$16.20	to	$12.36	$324	2.14%	0.65%	to	0.85%	29.81%	to	29.97%
2,012	23	$12.48	to	$9.51	$284	1.97%	0.65%	to	0.85%	8.81%	to	9.18%
2,011	26	$11.47	to	$8.71	$301	2.10%	0.65%	to	0.85%	(0.86)%	to	(0.80)%
2,010	32	$11.57	to	$8.78	$362	2.27%	0.65%	to	0.85%	9.79%	to	10.03%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DEUTSCHE SMALL CAP INDEX VIP
2,014	44	$28.15	to	$17.08	$941	0.73%	0.65%	to	0.85%	3.84%	to	4.08%
2,013	22	$27.11	to	$16.41	$512	1.61%	0.65%	to	0.85%	37.47%	to	37.67%
2,012	26	$19.72	to	$11.92	$446	0.84%	0.65%	to	0.85%	15.25%	to	15.50%
2,011	22	$17.11	to	$10.32	$320	0.87%	0.65%	to	0.85%	(5.21)%	to	(4.97)%
2,010	23	$18.05	to	$10.86	$358	0.88%	0.65%	to	0.85%	25.32%	to	25.55%
DEUTSCHE SMALL MID CAP VALUE VIP
2,014	16	$16.53	to	$16.23	$268	0.80%	0.65%	to	0.85%	4.62%	to	4.84%
2,013	18	$15.80	to	$15.48	$288	1.29%	0.65%	to	0.85%	34.13%	to	34.38%
2,012	27	$11.78	to	$11.52	$303	1.10%	0.65%	to	0.85%	12.73%	to	13.05%
2,011	29	$10.45	to	$10.19	$299	1.07%	0.65%	to	0.85%	(6.86)%	to	(6.68)%
2,010	27	$11.22	to	$10.92	$290	1.33%	0.65%	to	0.85%	22.07%	to	22.28%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2,014	3	$26.52	to	$26.52	$67	0.98%	0.85%	to	0.85%	11.10%	to	11.10%
2,013	3	$23.87	to	$23.87	$63	1.34%	0.85%	to	0.85%	33.82%	to	33.82%
2,012	3	$17.83	to	$17.83	$47	0.45%	0.85%	to	0.85%	18.71%	to	18.71%
2,011	4	$15.02	to	$15.02	$53	0.50%	0.85%	to	0.85%	(0.46)%	to	(0.46)%
2,010	4	$15.09	to	$15.09	$53	0.96%	0.85%	to	0.85%	26.00%	to	26.00%
DREYFUS VIF APPRECIATION PORTFOLIO
2,014	32	$17.60	to	$15.56	$560	1.84%	0.65%	to	0.85%	7.19%	to	7.38%
2,013	68	$16.42	to	$14.49	$1,068	1.85%	0.65%	to	0.85%	20.03%	to	20.35%
2,012	101	$13.68	to	$12.04	$1,325	3.75%	0.65%	to	0.85%	9.53%	to	9.75%
2,011	99	$12.49	to	$10.97	$1,181	1.61%	0.65%	to	0.85%	8.14%	to	8.29%
2,010	91	$11.55	to	$10.13	$1,009	2.10%	0.65%	to	0.85%	14.30%	to	14.59%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2,014	4	$17.52	to	$17.52	$68	0.79%	0.85%	to	0.85%	9.16%	to	9.16%
2,013	4	$16.05	to	$16.05	$63	0.89%	0.85%	to	0.85%	35.67%	to	35.67%
2,012	4	$11.83	to	$11.83	$51	1.39%	0.85%	to	0.85%	17.01%	to	17.01%
2,011	5	$10.11	to	$10.11	$52	1.27%	0.85%	to	0.85%	(3.62)%	to	(3.62)%
2,010	5	$10.49	to	$10.49	$54	1.20%	0.85%	to	0.85%	17.62%	to	17.62%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2,014	174	$19.69	to	$12.11	$3,212	1.96%	0.65%	to	0.85%	3.74%	to	3.95%
2,013	84	$18.98	to	$11.65	$1,511	2.93%	0.65%	to	0.85%	(2.87)%	to	(2.67)%
2,012	80	$19.54	to	$11.97	$1,327	3.79%	0.65%	to	0.85%	2.09%	to	2.31%
2,011	97	$19.14	to	$11.70	$1,560	3.76%	0.65%	to	0.85%	4.88%	to	5.03%
2,010	96	$18.25	to	$11.14	$1,556	4.60%	0.65%	to	0.85%	4.30%	to	4.50%
FEDERATED MANAGED TAIL RISK FUND II
2,014	6	$15.90	to	$15.90	$100	1.79%	0.85%	to	0.85%	(1.79)%	to	(1.79)%
2,013	14	$16.19	to	$16.19	$233	0.97%	0.85%	to	0.85%	15.48%	to	15.48%
2,012	14	$14.02	to	$14.02	$202	0.54%	0.85%	to	0.85%	9.19%	to	9.19%
2,011	15	$12.84	to	$12.84	$188	0.73%	0.85%	to	0.85%	(6.07)%	to	(6.07)%
2,010	15	$13.67	to	$13.67	$211	2.01%	0.85%	to	0.85%	12.06%	to	12.06%
FEDERATED MANAGED VOLATILITY FUND II
2,014	1	$21.10	to	$21.10	$27	2.87%	0.85%	to	0.85%	3.08%	to	3.08%
2,013	3	$20.47	to	$20.47	$69	3.04%	0.85%	to	0.85%	20.70%	to	20.70%
2,012	4	$16.96	to	$16.96	$65	2.98%	0.85%	to	0.85%	12.62%	to	12.62%
2,011	4	$15.06	to	$15.06	$62	3.83%	0.85%	to	0.85%	3.86%	to	3.86%
2,010	4	$14.50	to	$14.50	$59	6.28%	0.85%	to	0.85%	11.14%	to	11.14%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2,014	21	$16.04	to	$16.25	$334	0.57%	0.65%	to	0.85%	(0.25)%	to	(0.06)%
2,013	17	$16.08	to	$16.26	$276	1.31%	0.65%	to	0.85%	35.13%	to	35.27%
2,012	15	$11.90	to	$12.02	$184	0.78%	0.65%	to	0.85%	17.36%	to	17.61%
2,011	22	$10.14	to	$10.22	$221	0.70%	0.65%	to	0.85%	(4.61)%	to	(4.31)%
2,010	23	$10.63	to	$10.68	$240	0.72%	0.65%	to	0.85%	27.15%	to	27.29%
GREAT-WEST SECUREFOUNDATION BALANCED FUND
(Effective date 05/29/2014)
2,014	200	$10.23	to	$10.24	$2,049	1.61%	0.65%	to	0.85%	2.30%	to	2.40%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. COMSTOCK FUND
2,014	32	$18.73	to	$16.58	$577	1.38%	0.65%	to	0.85%	8.52%	to	8.72%
2,013	37	$17.26	to	$15.25	$618	1.76%	0.65%	to	0.85%	34.74%	to	35.08%
2,012	24	$12.48	to	$12.48	$291	1.74%	0.85%	to	0.85%	17.85%	to	17.85%
2,011	27	$10.59	to	$10.59	$286	1.59%	0.85%	to	0.85%	(2.67)%	to	(2.67)%
2,010	27	$11.13	to	$9.77	$295	0.13%	0.65%	to	0.85%	15.01%	to	15.21%
INVESCO V.I. CORE EQUITY FUND
2,014	5	$26.82	to	$26.82	$127	0.86%	0.85%	to	0.85%	7.24%	to	7.24%
2,013	5	$25.01	to	$25.01	$119	1.37%	0.85%	to	0.85%	28.13%	to	28.13%
2,012	7	$19.52	to	$19.52	$131	0.82%	0.85%	to	0.85%	12.96%	to	12.96%
2,011	9	$17.28	to	$17.28	$162	0.94%	0.85%	to	0.85%	(0.92)%	to	(0.92)%
2,010	10	$17.44	to	$17.44	$177	0.93%	0.85%	to	0.85%	8.62%	to	8.62%
INVESCO V.I. GROWTH & INCOME FUND
2,014	44	$19.25	to	$15.65	$753	1.63%	0.65%	to	0.85%	9.31%	to	9.59%
2,013	55	$17.61	to	$14.28	$865	1.37%	0.65%	to	0.85%	33.01%	to	33.21%
2,012	61	$13.24	to	$10.72	$769	1.54%	0.65%	to	0.85%	13.65%	to	13.80%
2,011	60	$11.65	to	$9.42	$677	1.20%	0.65%	to	0.85%	(2.84)%	to	(2.59)%
2,010	70	$11.99	to	$9.67	$802	0.07%	0.65%	to	0.85%	11.53%	to	11.79%
INVESCO V.I. HIGH YIELD FUND
2,014	10	$20.94	to	$9.74	$143	2.72%	0.69%	to	0.85%	0.87%	to	(2.60)%
2,013	4	$20.76	to	$20.76	$83	5.00%	0.85%	to	0.85%	6.08%	to	6.08%
2,012	4	$19.57	to	$19.57	$84	4.82%	0.85%	to	0.85%	16.21%	to	16.21%
2,011	5	$16.84	to	$16.84	$80	6.86%	0.85%	to	0.85%	0.12%	to	0.12%
2,010	5	$16.82	to	$16.82	$80	9.89%	0.85%	to	0.85%	12.60%	to	12.60%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2,014	51	$13.93	to	$11.82	$674	1.61%	0.65%	to	0.85%	(0.50)%	to	(0.25)%
2,013	47	$14.00	to	$11.85	$601	1.28%	0.65%	to	0.85%	18.04%	to	18.15%
2,012	62	$11.86	to	$10.03	$685	1.66%	0.65%	to	0.85%	14.48%	to	14.89%
2,011	39	$10.36	to	$8.73	$362	1.48%	0.65%	to	0.85%	(7.50)%	to	(7.42)%
2,010	35	$11.20	to	$9.43	$362	2.66%	0.65%	to	0.85%	11.92%	to	12.13%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2,014	4		$19.08	to	$9.99	$70	0.04%	0.65%	to	0.85%	3.58%	to	(0.10)%
2,013	3		$18.42	to	$18.60	$62	0.66%	0.65%	to	0.85%	27.74%	to	28.01%
2,012	4		$14.42	to	$14.53	$48	0.07%	0.65%	to	0.85%	9.99%	to	10.24%
2,011	0	*	$13.11	to	$13.11	$6	0.08%	0.85%	to	0.85%	(7.15)%	to	(7.15)%
2,010	0	*	$14.12	to	$14.17	$9	0.42%	0.65%	to	0.85%	13.08%	to	13.36%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2,014	3		$23.90	to	$23.90	$66	0.00%	0.85%	to	0.85%	1.44%	to	1.44%
2,013	3		$23.56	to	$23.56	$79	0.01%	0.85%	to	0.85%	36.34%	to	36.34%
2,012	2		$17.28	to	$17.28	$49	0.00%	0.85%	to	0.85%	12.94%	to	12.94%
2,011	4		$15.30	to	$15.30	$57	0.00%	0.85%	to	0.85%	(1.61)%	to	(1.61)%
2,010	2		$15.55	to	$15.60	$32	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
INVESCO V.I. TECHNOLOGY FUND
2,014	54		$4.11	to	$11.15	$223	0.00%	0.65%	to	0.85%	9.89%	to	11.50%
2,013	97		$3.74	to	$3.74	$363	0.00%	0.85%	to	0.85%	24.25%	to	24.25%
2,012	98		$3.01	to	$3.01	$296	0.00%	0.85%	to	0.85%	10.26%	to	10.26%
2,011	98		$2.73	to	$2.73	$269	0.19%	0.85%	to	0.85%	(5.86)%	to	(5.86)%
2,010	100		$2.90	to	$2.90	$290	0.00%	0.85%	to	0.85%	20.36%	to	20.36%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2,014	21		$23.53	to	$23.53	$499	1.76%	0.85%	to	0.85%	7.59%	to	7.59%
2,013	21		$21.87	to	$21.87	$463	2.28%	0.85%	to	0.85%	19.12%	to	19.12%
2,012	33		$18.36	to	$18.36	$613	2.86%	0.85%	to	0.85%	12.71%	to	12.71%
2,011	34		$16.29	to	$16.29	$549	2.42%	0.85%	to	0.85%	0.74%	to	0.74%
2,010	50		$16.17	to	$16.17	$803	2.73%	0.85%	to	0.85%	7.49%	to	7.49%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	137	$16.67	to	$16.11	$2,238	1.54%	0.65%	to	0.85%	7.27%	to	7.54%
2,013	117	$15.54	to	$14.98	$1,781	1.93%	0.65%	to	0.85%	18.81%	to	18.98%
2,012	91	$13.08	to	$12.59	$1,175	2.54%	0.65%	to	0.85%	12.37%	to	12.61%
2,011	91	$11.64	to	$11.18	$1,032	2.11%	0.65%	to	0.85%	0.52%	to	0.72%
2,010	144	$11.58	to	$11.10	$1,652	2.66%	0.65%	to	0.85%	7.23%	to	7.45%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2,014	21	$21.91	to	$10.05	$449	3.35%	0.69%	to	0.85%	4.04%	to	0.50%
2,013	22	$21.06	to	$21.06	$469	3.71%	0.85%	to	0.85%	(0.99)%	to	(0.99)%
2,012	29	$21.27	to	$21.27	$618	3.85%	0.85%	to	0.85%	7.42%	to	7.42%
2,011	32	$19.80	to	$19.80	$633	7.44%	0.85%	to	0.85%	5.83%	to	5.83%
2,010	34	$18.71	to	$18.71	$639	6.17%	0.85%	to	0.85%	7.08%	to	7.08%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	231	$15.15	to	$10.04	$3,472	3.09%	0.65%	to	0.85%	3.77%	to	0.40%
2,013	186	$14.60	to	$13.85	$2,695	3.40%	0.65%	to	0.85%	(1.15)%	to	(0.93)%
2,012	184	$14.77	to	$13.98	$2,674	3.45%	0.65%	to	0.85%	7.18%	to	7.37%
2,011	170	$13.78	to	$13.02	$2,311	6.79%	0.65%	to	0.85%	5.43%	to	5.68%
2,010	211	$13.07	to	$12.32	$2,720	5.81%	0.65%	to	0.85%	6.85%	to	7.04%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2,014	19	$21.57	to	$21.57	$434	1.05%	0.85%	to	0.85%	6.52%	to	6.52%
2,013	21	$20.25	to	$20.25	$441	1.22%	0.85%	to	0.85%	27.36%	to	27.36%
2,012	25	$15.90	to	$15.90	$398	0.89%	0.85%	to	0.85%	19.01%	to	19.01%
2,011	26	$13.36	to	$13.36	$342	0.56%	0.85%	to	0.85%	(14.47)%	to	(14.47)%
2,010	31	$15.62	to	$15.62	$486	0.60%	0.85%	to	0.85%	14.89%	to	14.89%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO
(Effective date 05/01/2014)
2,014	0	*	$11.13	to	$11.13	$3	0.00%	0.65%	to	0.65%	11.30%	to	11.30%
JANUS ASPEN JANUS PORTFOLIO
2,014	11		$25.68	to	$25.68	$284	0.37%	0.85%	to	0.85%	12.04%	to	12.04%
2,013	12		$22.92	to	$22.92	$271	0.79%	0.85%	to	0.85%	29.20%	to	29.20%
2,012	12		$17.74	to	$17.74	$217	0.55%	0.85%	to	0.85%	17.56%	to	17.56%
2,011	13		$15.09	to	$15.09	$196	0.58%	0.85%	to	0.85%	(6.10)%	to	(6.10)%
2,010	17		$16.07	to	$16.07	$266	1.01%	0.85%	to	0.85%	13.58%	to	13.58%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2,014	5		$24.15	to	$24.15	$156	6.13%	0.85%	to	0.85%	(12.63)%	to	(12.63)%
2,013	7		$27.64	to	$27.64	$224	2.79%	0.85%	to	0.85%	13.60%	to	13.60%
2,012	12		$24.33	to	$24.33	$344	0.68%	0.85%	to	0.85%	12.48%	to	12.48%
2,011	14		$21.63	to	$21.63	$353	0.47%	0.85%	to	0.85%	(32.74)%	to	(32.74)%
2,010	15		$32.16	to	$32.16	$532	0.69%	0.85%	to	0.85%	24.26%	to	24.26%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2,014	29		$9.22	to	$9.22	$265	5.83%	0.85%	to	0.85%	(12.85)%	to	(12.85)%
2,013	28		$10.58	to	$10.58	$294	2.89%	0.85%	to	0.85%	13.28%	to	13.28%
2,012	39		$9.34	to	$9.34	$366	0.52%	0.85%	to	0.85%	12.26%	to	12.26%
2,011	81		$8.32	to	$8.32	$675	0.38%	0.85%	to	0.85%	(32.96)%	to	(32.96)%
2,010	89		$12.41	to	$12.41	$1,100	0.52%	0.85%	to	0.85%	24.01%	to	24.01%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2,014	52		$16.23	to	$16.41	$825	1.77%	0.65%	to	0.85%	(5.42)%	to	(5.25)%
2,013	37		$17.16	to	$17.32	$638	1.07%	0.65%	to	0.85%	(2.11)%	to	(1.93)%
2,012	62		$17.53	to	$17.66	$1,081	1.66%	0.65%	to	0.85%	21.06%	to	21.29%
2,011	67		$14.48	to	$14.56	$975	1.87%	0.65%	to	0.85%	(18.70)%	to	(18.52)%
2,010	71		$17.81	to	$17.87	$1,253	1.53%	0.65%	to	0.85%	21.65%	to	21.90%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
LVIP BARON GROWTH OPPORTUNITIES FUND
2,014	43	$36.62	to	$18.84	$1,464	0.14%	0.65%	to	0.85%	3.98%	to	4.20%
2,013	62	$35.22	to	$18.08	$2,041	0.46%	0.65%	to	0.85%	38.88%	to	39.18%
2,012	69	$25.36	to	$12.99	$1,562	1.18%	0.65%	to	0.85%	17.24%	to	17.45%
2,011	72	$21.63	to	$11.06	$1,380	0.00%	0.65%	to	0.85%	3.15%	to	3.36%
2,010	73	$20.97	to	$10.70	$1,342	0.00%	0.65%	to	0.85%	25.30%	to	25.59%
MFS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2,014	39	$20.08	to	$9.63	$800	1.83%	0.65%	to	0.85%	0.25%	to	(3.70)%
2,013	35	$20.03	to	$20.22	$708	1.22%	0.65%	to	0.85%	26.53%	to	26.85%
2,012	38	$15.83	to	$15.94	$612	1.60%	0.65%	to	0.85%	14.96%	to	15.17%
2,011	53	$13.77	to	$13.84	$724	1.07%	0.65%	to	0.85%	(2.62)%	to	(2.40)%
2,010	49	$14.14	to	$14.18	$685	1.03%	0.65%	to	0.85%	7.86%	to	8.08%
MFS UTILITIES SERIES
(Effective date 05/01/2008)
2,014	25	$14.75	to	$14.95	$377	2.00%	0.65%	to	0.85%	11.49%	to	11.73%
2,013	24	$13.23	to	$13.38	$322	1.67%	0.65%	to	0.85%	19.19%	to	19.46%
2,012	32	$11.10	to	$11.20	$350	7.29%	0.65%	to	0.85%	12.23%	to	12.45%
2,011	21	$9.89	to	$9.96	$203	2.83%	0.65%	to	0.85%	5.66%	to	5.84%
2,010	21	$9.36	to	$9.41	$203	2.74%	0.65%	to	0.85%	12.50%	to	12.69%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2,014	1	$16.35	to	$16.35	$19	0.71%	0.85%	to	0.85%	12.53%	to	12.53%
2,013	1	$14.53	to	$14.53	$17	0.80%	0.85%	to	0.85%	35.54%	to	35.54%
2,012	2	$10.72	to	$10.72	$18	0.34%	0.85%	to	0.85%	14.41%	to	14.41%
2,011	2	$9.37	to	$9.37	$21	0.38%	0.85%	to	0.85%	(7.50)%	to	(7.50)%
2,010	3	$10.13	to	$10.13	$27	0.34%	0.85%	to	0.85%	24.94%	to	24.94%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
NVIT MID CAP INDEX FUND
2,014	34	$29.18	to	$17.39	$751	1.02%	0.65%	to	0.85%	8.27%	to	8.48%
2,013	20	$26.95	to	$16.03	$446	0.89%	0.65%	to	0.85%	31.66%	to	31.93%
2,012	20	$20.47	to	$12.15	$349	0.94%	0.65%	to	0.85%	16.31%	to	16.49%
2,011	20	$17.60	to	$10.43	$298	0.67%	0.65%	to	0.85%	(3.51)%	to	(3.25)%
2,010	19	$18.24	to	$10.78	$301	1.00%	0.65%	to	0.85%	24.80%	to	25.06%
OPPENHEIMER GLOBAL FUND/VA
2,014	44	$27.07	to	$9.88	$1,020	1.04%	0.65%	to	0.85%	1.42%	to	(1.20)%
2,013	45	$26.69	to	$13.80	$1,156	1.37%	0.65%	to	0.85%	26.25%	to	26.49%
2,012	55	$21.14	to	$10.91	$1,091	2.13%	0.65%	to	0.85%	20.18%	to	20.42%
2,011	59	$17.59	to	$9.06	$1,011	1.24%	0.65%	to	0.85%	(9.05)%	to	(8.85)%
2,010	59	$19.34	to	$9.94	$1,140	1.51%	0.65%	to	0.85%	14.99%	to	15.18%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/01/2014)
2,014	4	$11.05	to	$10.93	$39	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
(Effective date 05/01/2008)
2,014	23	$11.93	to	$12.09	$271	1.57%	0.65%	to	0.85%	(7.95)%	to	(7.78)%
2,013	15	$12.96	to	$13.11	$201	1.43%	0.65%	to	0.85%	24.74%	to	25.10%
2,012	8	$10.39	to	$10.48	$80	1.46%	0.65%	to	0.85%	21.24%	to	21.44%
2,011	8	$8.57	to	$8.63	$65	0.95%	0.65%	to	0.85%	(7.95)%	to	(7.80)%
2,010	7	$9.31	to	$9.36	$69	1.07%	0.65%	to	0.85%	13.81%	to	14.01%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2,014	1	$7.40	to	$7.40	$6	0.20%	0.65%	to	0.65%	(26.00)%	to	(26.00)%
PIMCO VIT HIGH YIELD PORTFOLIO
2,014	49	$19.70	to	$14.90	$896	5.22%	0.65%	to	0.85%	2.50%	to	2.62%
2,013	138	$19.22	to	$14.52	$2,546	5.45%	0.65%	to	0.85%	4.80%	to	5.07%
2,012	156	$18.34	to	$13.82	$2,736	5.73%	0.65%	to	0.85%	13.35%	to	13.56%
2,011	101	$16.18	to	$12.17	$1,549	6.92%	0.65%	to	0.85%	2.47%	to	2.70%
2,010	157	$15.79	to	$11.85	$2,414	7.25%	0.65%	to	0.85%	13.50%	to	13.72%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT LOW DURATION PORTFOLIO
2,014	271	$13.29	to	$12.05	$3,457	1.12%	0.65%	to	0.85%	0.00%	to	0.25%
2,013	304	$13.29	to	$12.02	$3,890	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.83)%
2,012	252	$13.42	to	$12.12	$3,247	1.90%	0.65%	to	0.85%	4.93%	to	5.21%
2,011	243	$12.79	to	$11.52	$2,995	1.68%	0.65%	to	0.85%	0.24%	to	0.44%
2,010	233	$12.76	to	$11.47	$2,889	1.64%	0.65%	to	0.85%	4.42%	to	4.56%
PIMCO VIT TOTAL RETURN PORTFOLIO
2,014	198	$15.78	to	$13.83	$2,989	1.99%	0.65%	to	0.85%	3.34%	to	3.60%
2,013	382	$15.27	to	$13.35	$5,665	2.20%	0.65%	to	0.85%	(2.74)%	to	(2.55)%
2,012	415	$15.70	to	$13.70	$6,298	2.57%	0.65%	to	0.85%	8.65%	to	8.82%
2,011	420	$14.45	to	$12.59	$5,898	2.62%	0.65%	to	0.85%	2.70%	to	2.94%
2,010	422	$14.07	to	$12.23	$5,795	2.41%	0.65%	to	0.85%	7.20%	to	7.47%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2,014	1	$6.15	to	$6.15	$4	0.21%	0.85%	to	0.85%	(13.50)%	to	(13.50)%
2,013	1	$7.11	to	$7.11	$5	0.92%	0.85%	to	0.85%	(3.00)%	to	(3.00)%
2,012	1	$7.33	to	$7.33	$5	0.21%	0.85%	to	0.85%	10.73%	to	10.73%
2,011	1	$6.62	to	$6.62	$5	0.00%	0.85%	to	0.85%	(24.26)%	to	(24.26)%
2,010	1	$8.74	to	$8.79	$6	0.03%	0.65%	to	0.85%	14.55%	to	14.90%
PIONEER FUND VCT PORTFOLIO
2,014	11	$20.63	to	$14.55	$189	1.16%	0.65%	to	0.85%	10.09%	to	10.31%
2,013	15	$18.74	to	$13.19	$226	1.26%	0.65%	to	0.85%	32.16%	to	32.43%
2,012	15	$14.18	to	$9.96	$181	1.53%	0.65%	to	0.85%	9.33%	to	9.57%
2,011	21	$12.97	to	$9.09	$213	1.62%	0.65%	to	0.85%	(5.12)%	to	(4.92)%
2,010	17	$13.67	to	$9.56	$193	1.34%	0.65%	to	0.85%	15.05%	to	15.18%
PIONEER MID CAP VALUE VCT PORTFOLIO
2,014	8	$16.27	to	$15.45	$137	0.64%	0.65%	to	0.85%	13.86%	to	14.11%
2,013	8	$14.29	to	$13.54	$120	0.70%	0.65%	to	0.85%	31.58%	to	31.84%
2,012	8	$10.82	to	$10.82	$90	0.81%	0.85%	to	0.85%	9.85%	to	9.85%
2,011	9	$9.85	to	$9.85	$94	0.75%	0.85%	to	0.85%	(6.62)%	to	(6.62)%
2,010	15	$10.58	to	$9.97	$166	0.90%	0.65%	to	0.85%	16.86%	to	17.16%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units					Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)		Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
			(a)		(b)						(a)		(b)
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2,014	5		$24.29	to	$18.90	$115	0.00%	0.85%	to	0.85%	8.49%	to	8.50%
2,013	8		$22.39	to	$17.62	$174	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2,012	9		$15.85	to	$15.85	$146	0.00%	0.85%	to	0.85%	6.09%	to	6.09%
2,011	10		$14.94	to	$14.94	$146	0.00%	0.85%	to	0.85%	(3.05)%	to	(3.05)%
2,010	11		$15.41	to	$15.41	$163	0.00%	0.85%	to	0.85%	19.18%	to	19.18%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2,014	14		$17.41	to	$22.14	$260	0.00%	0.65%	to	0.85%	6.35%	to	6.60%
2,013	9		$16.37	to	$20.77	$157	0.00%	0.65%	to	0.85%	31.91%	to	32.12%
2,012	22		$12.41	to	$15.72	$283	0.23%	0.65%	to	0.85%	12.21%	to	12.45%
2,011	24		$11.06	to	$13.98	$267	0.16%	0.65%	to	0.85%	(4.66)%	to	(4.44)%
2,010	24		$11.60	to	$14.63	$280	0.18%	0.65%	to	0.85%	10.57%	to	10.75%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2,014	5		$12.09	to	$12.09	$54	0.00%	0.85%	to	0.85%	(20.51)%	to	(20.51)%
2,013	5		$15.21	to	$15.36	$75	0.00%	0.65%	to	0.85%	8.88%	to	9.01%
2,012	7		$13.97	to	$14.09	$94	0.00%	0.65%	to	0.85%	(3.72)%	to	(3.56)%
2,011	4		$14.51	to	$14.61	$56	0.00%	0.65%	to	0.85%	(20.06)%	to	(19.86)%
2,010	1		$18.15	to	$18.23	$20	0.06%	0.65%	to	0.85%	26.30%	to	26.69%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2,014	20		$11.17	to	$11.28	$222	0.08%	0.65%	to	0.85%	3.43%	to	3.87%
2,013	0	*	$10.86	to	$10.86	$3	1.31%	0.65%	to	0.65%	(1.09)%	to	(1.09)%
2,012	0	*	$11.00	to	$11.00	$3	1.65%	0.65%	to	0.65%	1.20%	to	1.20%
2,011	4		$10.84	to	$10.87	$39	0.00%	0.65%	to	0.85%	5.96%	to	6.05%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2,014	51	$18.60	to	$18.77	$909	0.78%	0.65%	to	0.85%	11.71%	to	11.93%
2,013	12	$16.65	to	$16.77	$199	1.34%	0.65%	to	0.85%	31.31%	to	31.53%
2,012	6	$12.75	to	$12.75	$79	2.13%	0.65%	to	0.65%	18.60%	to	18.60%
2,011	6	$10.75	to	$10.75	$59	0.00%	0.65%	to	0.65%	1.22%	to	1.22%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2,014	34	$18.48	to	$18.61	$602	0.19%	0.65%	to	0.85%	26.58%	to	26.77%
2,013	14	$14.60	to	$14.68	$210	0.64%	0.65%	to	0.85%	40.52%	to	40.75%
2,012	6	$10.43	to	$10.43	$66	1.19%	0.65%	to	0.65%	21.56%	to	21.56%
2,011	6	$8.57	to	$8.58	$53	0.00%	0.65%	to	0.85%	(14.30)%	to	(14.20)%
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2014)
2,014	5	$11.08	to	$10.81	$52	0.00%	0.65%	to	0.65%	10.80%	to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2,014	9	$22.61	to	$22.86	$193	0.00%	0.65%	to	0.85%	2.08%	to	2.24%
2,013	15	$22.15	to	$22.36	$327	0.80%	0.65%	to	0.85%	33.27%	to	33.57%
2,012	23	$16.62	to	$16.74	$390	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2,011	25	$14.93	to	$15.01	$369	0.28%	0.65%	to	0.85%	(4.42)%	to	(4.21)%
2,010	27	$15.62	to	$15.67	$424	0.19%	0.65%	to	0.85%	19.24%	to	19.53%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2,014	36	$25.40	to	$13.93	$710	1.32%	0.65%	to	0.85%	4.57%	to	4.82%
2,013	36	$24.29	to	$13.29	$721	1.71%	0.65%	to	0.85%	22.55%	to	22.71%
2,012	39	$19.82	to	$10.83	$645	2.45%	0.65%	to	0.85%	12.49%	to	12.70%
2,011	40	$17.62	to	$9.61	$606	1.69%	0.65%	to	0.85%	(1.84)%	to	(1.64)%
2,010	44	$17.95	to	$9.77	$655	2.46%	0.65%	to	0.85%	12.64%	to	12.95%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SCHWAB MONEY MARKET PORTFOLIO
2,014	643	$12.75	to	$9.97	$7,488	0.01%	0.49%	to	0.85%	(0.78)%	to	(0.30)%
2,013	450	$12.85	to	$9.77	$5,259	0.01%	0.65%	to	0.85%	(0.85)%	to	(0.61)%
2,012	642	$12.96	to	$9.83	$7,702	0.01%	0.65%	to	0.85%	(0.84)%	to	(0.61)%
2,011	641	$13.07	to	$9.89	$8,035	0.01%	0.65%	to	0.85%	(0.83)%	to	(0.70)%
2,010	550	$13.18	to	$9.96	$6,620	0.01%	0.65%	to	0.85%	(0.81)%	to	(0.60)%
SCHWAB S&P 500 INDEX PORTFOLIO
2,014	507	$27.99	to	$10.79	$11,667	1.48%	0.65%	to	0.85%	12.45%	to	7.90%
2,013	488	$24.89	to	$14.28	$10,459	1.64%	0.65%	to	0.85%	30.93%	to	31.25%
2,012	462	$19.01	to	$10.88	$7,801	1.66%	0.65%	to	0.85%	14.73%	to	14.89%
2,011	440	$16.57	to	$9.47	$6,569	1.78%	0.65%	to	0.85%	1.04%	to	1.28%
2,010	382	$16.40	to	$9.35	$6,029	1.96%	0.65%	to	0.85%	13.72%	to	13.89%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2,014	74	$12.86	to	$13.01	$894	8.16%	0.65%	to	0.85%	3.13%	to	3.34%
2,013	7	$12.47	to	$12.59	$88	1.81%	0.65%	to	0.85%	(1.19)%	to	(0.94)%
2,012	16	$12.62	to	$12.71	$213	2.87%	0.65%	to	0.85%	5.61%	to	5.83%
2,011	13	$11.95	to	$12.01	$157	3.51%	0.65%	to	0.85%	6.22%	to	6.38%
2,010	6	$11.25	to	$11.29	$74	4.19%	0.65%	to	0.85%	6.42%	to	6.61%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2,014	6	$23.93	to	$24.20	$144	1.00%	0.65%	to	0.85%	9.42%	to	9.60%
2,013	16	$21.87	to	$22.08	$351	2.11%	0.65%	to	0.85%	30.65%	to	30.88%
2,012	13	$16.74	to	$16.87	$208	1.75%	0.65%	to	0.85%	14.11%	to	14.37%
2,011	13	$14.67	to	$14.75	$187	1.64%	0.65%	to	0.85%	1.24%	to	1.44%
2,010	8	$14.49	to	$14.49	$112	2.31%	0.85%	to	0.85%	14.97%	to	14.97%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2,014	1	$24.68	to	$24.97	$36	0.24%	0.65%	to	0.85%	5.74%	to	5.98%
2,013	4	$23.34	to	$23.56	$94	0.13%	0.65%	to	0.85%	33.60%	to	33.86%
2,012	4	$17.60	to	$17.60	$66	0.45%	0.65%	to	0.65%	10.69%	to	10.69%
2,011	4	$15.90	to	$15.90	$64	0.00%	0.65%	to	0.65%	2.38%	to	2.38%
2,010	4	$15.48	to	$15.53	$61	0.05%	0.65%	to	0.85%	22.66%	to	22.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/01/2014)
2,014	6	$12.62	to	$12.23	$80	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2,014	39	$12.06	to	$12.17	$474	1.97%	0.65%	to	0.85%	(11.84)%	to	(11.68)%
2,013	20	$13.68	to	$13.78	$278	2.36%	0.65%	to	0.85%	21.93%	to	22.16%
2,012	8	$11.22	to	$11.28	$90	3.10%	0.65%	to	0.85%	17.24%	to	17.50%
2,011	7	$9.60	to	$9.60	$64	1.54%	0.65%	to	0.65%	(11.28)%	to	(11.28)%
2,010	6	$10.80	to	$10.82	$63	1.66%	0.65%	to	0.85%	8.00%	to	8.20%
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2,014	27	$10.03	to	$9.86	$267	1.92%	0.65%	to	0.85%	0.30%	to	(1.40)%
THIRD AVENUE VALUE PORTFOLIO
2,014	9	$10.66	to	$11.43	$102	3.02%	0.65%	to	0.85%	3.50%	to	3.72%
2,013	13	$10.30	to	$11.02	$149	3.48%	0.65%	to	0.85%	17.98%	to	18.24%
2,012	23	$8.73	to	$9.32	$208	0.68%	0.65%	to	0.85%	26.16%	to	26.46%
2,011	38	$6.92	to	$7.37	$278	1.77%	0.65%	to	0.85%	(21.90)%	to	(21.76)%
2,010	44	$8.86	to	$9.42	$408	3.86%	0.65%	to	0.85%	13.06%	to	13.22%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2,014	7	$24.81	to	$25.09	$169	0.00%	0.65%	to	0.85%	12.16%	to	12.36%
2,013	4	$22.12	to	$22.33	$87	0.00%	0.65%	to	0.85%	33.66%	to	33.95%
2,012	3	$16.67	to	$16.67	$50	0.00%	0.65%	to	0.65%	19.16%	to	19.16%
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2,014	23	$46.43	to	$46.43	$1,086	1.35%	0.85%	to	0.85%	28.61%	to	28.61%
2,013	27	$36.10	to	$36.10	$991	1.06%	0.85%	to	0.85%	1.21%	to	1.21%
2,012	31	$35.67	to	$35.67	$1,126	0.88%	0.85%	to	0.85%	14.84%	to	14.84%
2,011	32	$31.06	to	$31.06	$1,014	0.87%	0.85%	to	0.85%	5.04%	to	5.04%
2,010	35	$29.57	to	$29.57	$1,061	2.15%	0.85%	to	0.85%	28.85%	to	28.85%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2,014	27	$12.72	to	$12.86	$343	0.00%	0.65%	to	0.85%	(20.00)%	to	(19.88)%
2,013	24	$15.90	to	$16.05	$378	0.50%	0.65%	to	0.85%	9.35%	to	9.56%
2,012	21	$14.54	to	$14.65	$305	0.66%	0.65%	to	0.85%	2.25%	to	2.45%
2,011	18	$14.22	to	$14.30	$255	1.03%	0.65%	to	0.85%	(17.42)%	to	(17.25)%
2,010	15	$17.22	to	$17.28	$265	0.19%	0.65%	to	0.85%	27.56%	to	27.91%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2,014	38	$11.74	to	$11.87	$452	6.06%	0.65%	to	0.85%	1.29%	to	1.45%
2,013	57	$11.59	to	$11.70	$657	2.51%	0.65%	to	0.85%	(9.95)%	to	(9.72)%
2,012	67	$12.87	to	$12.96	$867	2.10%	0.65%	to	0.85%	4.72%	to	4.85%
2,011	63	$12.29	to	$12.36	$776	6.97%	0.65%	to	0.85%	7.15%	to	7.48%
2,010	53	$11.47	to	$11.50	$609	1.56%	0.65%	to	0.85%	5.33%	to	5.50%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2,014	3	$10.81	to	$10.81	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	lowest to highest			Total Return
		(a)		(b)						(a)		(b)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2,014	3	$10.80	to	$10.80	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
(Effective date 05/01/2008)
2,014	3	$18.58	to	$18.83	$48	0.00%	0.65%	to	0.85%	(0.48)%	to	(0.26)%
2,013	3	$18.67	to	$18.88	$50	0.00%	0.65%	to	0.85%	42.63%	to	42.92%
2,012	3	$13.09	to	$13.21	$44	0.00%	0.65%	to	0.85%	16.67%	to	16.90%
2,011	3	$11.22	to	$11.30	$34	0.00%	0.65%	to	0.85%	(0.36)%	to	(0.18)%
2,010	4	$11.26	to	$11.32	$45	0.00%	0.65%	to	0.85%	34.37%	to	34.60%
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2,014	1	$10.82	to	$10.84	$16	0.00%	0.65%	to	0.85%	8.20%	to	8.40%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2,014	5	$17.89	to	$16.52	$109	0.06%	0.65%	to	0.85%	9.49%	to	9.77%
2,013	6	$16.34	to	$15.05	$112	0.19%	0.65%	to	0.85%	29.58%	to	29.74%
2,012	10	$12.61	to	$11.60	$136	0.08%	0.65%	to	0.85%	14.53%	to	14.85%
2,011	17	$11.01	to	$10.10	$201	0.14%	0.65%	to	0.85%	(6.30)%	to	(6.13)%
2,010	17	$11.75	to	$10.76	$211	0.78%	0.65%	to	0.85%	22.69%	to	22.97%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2,014	9	$18.74	to	$18.74	$170	0.37%	0.85%	to	0.85%	3.59%	to	3.59%
2,013	12	$18.09	to	$18.09	$217	0.70%	0.85%	to	0.85%	13.77%	to	13.77%
2,012	12	$15.90	to	$15.90	$197	0.85%	0.85%	to	0.85%	13.01%	to	13.01%
2,011	13	$14.07	to	$14.07	$177	0.67%	0.85%	to	0.85%	(8.04)%	to	(8.04)%
2,010	13	$15.30	to	$15.30	$194	1.48%	0.85%	to	0.85%	16.26%	to	16.26%

* The Investment Division has units that round to less than 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York ("GWL&A NY") and subsidiaries as of December 31, 2014 and 2013, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2014, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the "Series Account") as of December 31, 2014, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith.

(b)	Exhibits

(1)
Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(2)	Not applicable.

(3)
(a) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(b) Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc. is filed herewith.

(4)(a)	Form of variable annuity contract is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(4)(b)	Form of Rider is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(4)(c)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(4)(d)	Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(4)(e)
Form of Contract Amendment SCH-AMENDNY is incorporated by reference to Registrant's Post Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(5)(a)	Form of application is incorporated by reference to Registrant's initial Registration Statement on Form N-4 filed on February 24, 2014 (File No. 333-194100).

(6)(a)	The Charter of Depositor is filed herewith.

(6)(b)	The By-Laws of Depositor are filed herewith.

(7)	Not applicable.

(8)(a)
Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(b)
Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(c)
Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(d)
Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(e)
Participation Agreement with Blackrock Variable Series Funds dated April 1, 2014 is is incorporated by reference to Registrant's Post Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(8)(f)
Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(g)
Participation Agreement with DFA Investment Dimensions Group Inc. dated April 9, 2014 is is incorporated by reference to Registrant's Post Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(8)(h)
Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(i)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment

Fund) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(j)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(8)(k)
Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(l)
Participation Agreement with Great-West Funds, Inc. is incorporated by reference to Registrant's Post Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(8)(m)
Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(n)
Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC is filed herewith.

(8)(o)
Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(8)(p)
Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(q)
Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(r)
Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with

Oppenheimer Variable Account Funds is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(8)(s)
Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(t)
Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(u)
Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(v)
Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(w)
Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(x)
Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(y)
Participation Ageement with Vanguard Variable Insurance Fund dated April 15, 2014 is is incorporated by reference to Registrant's Post Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

(8)(z)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(aa)
Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(ab)
Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(ac)
Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(ad)
Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(ae)
Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(af)
Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(bb)
Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(cc)
Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(dd)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(ee)
Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).

(9)	Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194100).

(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

(10)(b)	Written Consents of Deloitte & Touche LLP are filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)
Powers of Attorney for Ms. Alazraki, and Messrs. Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto and Walsh are is incorporated by reference to Registrant's Post Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194100).

Item 25.   Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman of the Board and Director
L.J. Mannello	8515 E. Orchard Road Greenwood Village, CO 80111	President and Chief Executive Officer
E.F. Murphy	8515 E. Orchard Road Greenwood Village, CO 80111	President, Retirement Services
D.L. Musto	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Retirement Services
C.P. Nelson	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Retirement Services
R.K. Shaw	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Individual Markets
W.S. Harmon	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, 401(k) Standard Markets
R.J. Laeyendecker	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
E. Friesen	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Investment Officer, General Account
D.G. McLeod	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Product Management
R.G. Schultz	8525 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, General Counsel and Secretary
D.C. Aspinwall	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Operational Risk Officer and Chief Litigation Counsel
B.A. Byrne	8525 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Legal and Chief Compliance Officer
M. D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J. L. Bernbach	EngineUSA 460 Park Avenue South, 7th Floor New York, NY 10016	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
S. Z. Katz	Fried, Frank, Harris, Shriver & Jacobson One New York Plaza New York, NY 10004	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, NY 10577	Director

Item 26. <u>Persons controlled by or under common control with the Depositor or Registrant as of 12/31/14
</u>

The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2014

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.52% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2014 412,637,391 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 901,185,511.

Pansolo Holding Inc. owns directly 7,677,312 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 11,354,232 or 1.26% of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., which owns 40,686,080 SVS representing 4.51% of the aggregate voting rights of PCC.

Gelco Enterprises Ltd owns directly 48,235,700 PPS, representing 53.52% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 59.30%; note that this is not the equity percentage.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation

67.18% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited
1.0% - Great West Global Business Services India Private Limited
                    100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
    60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of New York
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.58% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
             100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P.
100.0% - Great-West Lifeco U.S. Holdings, LLC
1.0% - Great-West Lifeco U.S. Holdings, L.P.
     95.23% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% - Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
     100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
    100.0% - Putnam Investments Canada LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
    100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
67.18% - Great-West Lifeco Inc.

100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
    100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
    100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
    100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services

12.5% - Vaudreuil Shopping Centres Limited
70.0% - Saskatoon West Shopping Centres Limited
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - TMI Systems, Inc.
51.0% - Plandirect Insurance Services Inc.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
     30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (DE) [(special shares held by 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
     100.0% - 3853071 Canada Limited
             50.0% - Laurier House Apartments Limited
             30.0% - Kelowna Central Park Properties Ltd.
             30.0% - Kelowna Central Park Phase II Properties Ltd.
             30.0% - Trop Beau Developments Limited

100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
             35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
             88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
             25.0% - High Park Bayview Limited Partnership
             30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited                                        100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited                                            100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (Ireland), Limited
11.29% - Irish Life Assurance plc.
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited                                                    100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited                                                        100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.

100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
88.71% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited

5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.
12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
28.6% - GWL THL Private Equity I Inc. (71.4% owned by The Great-West Life Assurance Company)
100.0% - Canada Life Capital Trust
D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
58.83% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
97.08% - Investment Planning Counsel Inc. (and 2.92% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.66% - IPC Portfolio Services Inc. (and 11.34% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.73% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.

52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
1.1% - Suez Environment Company (of which 0.2% in trading)
29.3% - Lafarge SA (21.1% in capital of which 0.1% held by GBL Energy S.à r.l. and Serena S.à r.l.))
6.9% - Pernod Ricard (7.5% in capital)
12.43% - Umicore (12.43% in capital)
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
71.9% - Imerys (56.5% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
99.9% - Sagerpar
3.6% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.0% - Total SA (2.7% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - GBL Finance & Treasury
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
39.1% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I

37.8% - Mérieux Participations II
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Cyberpresse Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.90% - 9059-2114 Québec Inc.
99.27% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
25.0% - Olive Média
100.0% - Attitude Digitale Inc.

26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
11.74% - Vimicro International Corporation
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
0.63% - CITIC Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.22% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Spuare Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     24.05% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.4% - Sagard Capital Partners, L.P.
96.9% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 27. >Number of Contract owners

As of March 31, 2015, there were 8 owners of Contracts; 8 were in non-qualified contracts and zero were in qualified contracts.

Item 28. Indemnification

Provisions exist under the laws of the State of New York and the Bylaws of GWL&A NY whereby GWL&A NY may indemnify a director, officer, or controlling person of GWL&A NY against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. >Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of  the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of GWL&A NY

ARTICLE II, SECTION 11. <u>Indemnification of Directors</u>. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29. Principal Underwriter

(a) GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY and Variable Annuity-2 Series Account of GWL&A NY.

(b) Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
D.L. Musto	8515 East Orchard Road Greenwood Village, CO 80111	Director
E. Murphy	8515 East Orchard Road Greenwood Village, CO 80111	Director
S. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director
C. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director

W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Treasurer
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
J. Terwilliger	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Secretary and Assistant Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for the effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 15th day of April, 2015.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Louis J. Mannello, Jr.
Louis J. Mannello, Jr.,
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Louis J. Mannello, Jr.
Louis J. Mannello, Jr.,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 15, 2015
R. Jeffrey Orr*

/s/ Louis J. Mannello, Jr.	President and Chief Executive Officer and Principal Financial Officer	April 15, 2015
Louis J. Mannello, Jr.

/s/ Marcia D. Alazraki	Director	April 15, 2015
Marcia D. Alazraki*

/s/ John L. Bernbach	Director	April 15, 2015
John L. Bernbach*

/s/ André Desmarais	Director	April 15, 2015
André Desmarais*

/s/ Paul Desmarais, Jr.	Director	April 15, 2015
Paul Desmarais, Jr.*

/s/ Stuart Z. Katz	Director	April 15, 2015
Stuart Z. Katz*

/s/ T. Timothy Ryan, Jr.	Director	April 15, 2015
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	April 15, 2015
Jerome J. Selitto*

/s/ Brian E. Walsh	Director	April 15, 2015
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		April 15, 2015
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney